UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.
(Exact name of registrant as specified in charter)

15375 MEMORIAL DRIVE, SUITE 200, HOUSTON, TX 77079
(Address of principal executive offices)	(Zip Code)

CITI FUND SERVICES OHIO, INC., 4400 EASTON COMMONS, SUITE 200, COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (2.5%)
Arconic, Inc.	5,143	$111,552
General Dynamics Corp.	3,370	673,191
Huntington Ingalls Industries, Inc.	780	181,779
L3 Technologies, Inc.	1,390	298,072
Lockheed Martin Corp.	3,569	1,163,851
Northrop Grumman Corp.	2,680	805,313
Raytheon Co.	4,150	821,825
Rockwell Collins, Inc.	5,560	772,784
Textron, Inc.	8,770	598,728
The Boeing Co.	8,638	3,077,719
TransDigm Group, Inc.	2,140	803,656
United Technologies Corp.	8,530	1,157,862
		10,466,332

AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,530	141,112
Expeditors International of Washington, Inc.	1,800	137,106
FedEx Corp.	3,042	747,936
United Parcel Service, Inc., Class B	7,900	947,131
		1,973,285

AIRLINES (0.8%)
Alaska Air Group, Inc.	6,610	415,306
American Airlines Group, Inc.	5,690	224,983
Delta Air Lines, Inc.	14,590	793,988
Southwest Airlines Co.	6,800	395,488
United Continental Holdings, Inc.(a)	18,340	1,474,536
		3,304,301

AUTO COMPONENTS (0.5%)
Aptiv PLC	11,010	1,079,751
BorgWarner, Inc.	2,450	112,749
Goodyear Tire & Rubber Co.	34,840	843,476
		2,035,976

AUTOMOBILES (0.8%)
Ford Motor Co.	139,360	1,399,175
General Motors Co.	46,820	1,774,946
Harley-Davidson, Inc.	2,590	111,085
		3,285,206

BANKS (5.4%)
Bank of America Corp.	103,629	3,200,064
BB&T Corp.	16,260	826,171
Citigroup, Inc.	38,270	2,751,230
Citizens Financial Group, Inc.	19,660	782,075
Comerica, Inc.	1,570	152,196
Fifth Third Bancorp	21,080	623,757
Huntington Bancshares, Inc.	21,010	324,394
JPMorgan Chase & Co.	40,464	4,651,337
KeyCorp	31,130	649,683
M&T Bank Corp.	1,320	228,822
People's United Financial, Inc.	27,500	501,325
PNC Financial Services Group, Inc.	7,214	1,044,804
Regions Financial Corp.	45,392	844,745
SunTrust Banks, Inc.	11,790	849,705
SVB Financial Group(a)	2,500	769,700
U.S. Bancorp	17,450	925,024
Wells Fargo & Co.	51,268	2,937,144
Zions Bancorp	9,240	477,708
		22,539,884

BEVERAGES (1.3%)
Coca-Cola Co. (The)	52,040	2,426,625
Monster Beverage Corp.(a)	12,620	757,453
PepsiCo, Inc.	20,581	2,366,815
		5,550,893

BIOTECHNOLOGY (2.7%)
AbbVie, Inc.	26,150	2,411,815
Alexion Pharmaceuticals, Inc.(a)	3,211	426,935
Amgen, Inc.	8,853	1,740,057
Biogen Idec, Inc.(a)	2,757	921,858
Celgene Corp.(a)	12,770	1,150,449
Gilead Sciences, Inc.	15,810	1,230,492
Incyte Corp.(a)	6,530	434,506
Regeneron Pharmaceuticals, Inc.(a)	2,223	818,086
Vertex Pharmaceuticals, Inc.(a)	11,660	2,041,083
		11,175,281

BUILDING PRODUCTS (0.5%)
A.O. Smith Corp.	8,080	481,002
Allegion PLC	963	78,523
Fortune Brands Home & Security, Inc.	7,930	459,940
Johnson Controls International PLC	22,211	833,135
Masco Corp.	4,220	170,193
		2,022,793

CAPITAL MARKETS (4.2%)
Affiliated Managers Group, Inc.	594	95,046
Ameriprise Financial, Inc.	2,126	309,694
Bank of New York Mellon Corp.	18,561	992,457
BlackRock, Inc., Class A	1,713	861,228
CBOE Holdings, Inc.	11,140	1,082,028
Charles Schwab Corp.	22,900	1,169,274
CME Group, Inc.	4,365	694,559
E*TRADE Financial Corp.(a)	17,648	1,055,527
Franklin Resources, Inc.	2,760	94,723
Goldman Sachs Group, Inc.	6,754	1,603,602
Intercontinental Exchange Group, Inc.	16,615	1,228,015
Invesco Ltd.	10,140	273,679
Jefferies Financial Group, Inc.	47,590	1,154,057
Moody's Corp.	6,530	1,117,413
Morgan Stanley	26,400	1,334,784
MSCI, Inc., Class A	9,110	1,513,991
Northern Trust Corp.	2,540	277,419
Raymond James Financial, Inc.	1,360	124,562
S&P Global, Inc.	5,890	1,180,592
State Street Corp.	4,357	384,767
T. Rowe Price Group, Inc.	7,190	856,185
The NASDAQ OMX Group, Inc.	1,600	146,240
		17,549,842

CHEMICALS (1.9%)
Air Products & Chemicals, Inc.	2,860	469,526
Albemarle Corp.	1,500	141,300
CF Industries Holdings, Inc.	2,770	123,043
DowDuPont, Inc.	29,796	2,049,071
Ecolab, Inc.	3,610	507,927
FMC Corp.	5,570	500,632
International Flavors & Fragrances, Inc.	840	111,518
LyondellBasell Industries N.V., Class A	3,520	389,981
PPG Industries, Inc.	3,378	373,810
Praxair, Inc.	3,740	626,450
The Mosaic Co.	43,920	1,322,431
The Sherwin-Williams Co.	2,785	1,227,433
		7,843,122

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Cintas Corp.	5,070	1,036,713
Republic Services, Inc., Class A	3,796	275,134
Stericycle, Inc.(a)	1,830	127,844
Waste Management, Inc.	11,310	1,017,900
		2,457,591

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMUNICATIONS EQUIPMENT (1.0%)
Cisco Systems, Inc.	55,020	$2,326,796
F5 Networks, Inc.(a)	1,080	185,090
Harris Corp.	1,950	321,653
Juniper Networks, Inc.	6,840	180,166
Motorola Solutions, Inc.	8,951	1,085,756
		4,099,461

CONSTRUCTION & ENGINEERING (0.6%)
Fluor Corp.	22,100	1,132,625
Jacobs Engineering Group, Inc.	9,670	653,982
Quanta Services, Inc.(a)	23,520	801,327
		2,587,934

CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	1,010	201,414
Vulcan Materials Co.	2,173	243,376
		444,790

CONSUMER FINANCE (0.7%)
American Express Co.	8,670	862,838
Capital One Financial Corp.	14,908	1,406,122
Discover Financial Services	4,490	320,631
Synchrony Financial	8,740	252,936
		2,842,527

CONTAINERS & PACKAGING (0.5%)
Avery Dennison Corp.	5,470	627,300
Ball Corp.	3,960	154,321
International Paper Co.	4,550	244,472
Packaging Corporation of America	1,170	132,093
Sealed Air Corp.	2,090	92,106
WestRock Co.	12,299	713,096
		1,963,388

DISTRIBUTORS (0.1%)
Genuine Parts Co.	4,260	414,541
LKQ Corp.(a)	3,710	124,359
		538,900

DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	76,990

DIVERSIFIED FINANCIAL SERVICES (1.4%)
Berkshire Hathaway, Inc., Class B(a)	30,700	6,074,609

DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
CenturyLink, Inc.	125,389	2,353,552
Verizon Communications, Inc.	46,950	2,424,498
		4,778,050

ELECTRIC UTILITIES (1.4%)
Alliant Energy Corp.	2,090	89,807
American Electric Power Company, Inc.	5,370	382,022
Duke Energy Corp.	11,684	953,648
Edison International	4,490	299,169
Entergy Corp.	1,480	120,294
Eversource Energy	3,510	213,127
Exelon Corp.	25,759	1,094,758
FirstEnergy Corp.	5,119	181,366
NextEra Energy, Inc.	6,330	1,060,528
PG&E Corp.	15,120	651,370
Pinnacle West Capital Corp.	20	1,609
PPL Corp.	7,780	223,831
Southern Co.	10,160	493,776
Xcel Energy, Inc.	6,190	290,063
		6,055,368

ELECTRICAL EQUIPMENT (0.6%)
AMETEK, Inc.	8,770	682,306
Eaton Corp. PLC	9,170	762,669
Emerson Electric Co.	7,540	544,991
Keurig Dr Pepper, Inc.	4,120	98,921
Rockwell Automation, Inc.	2,080	390,125
		2,479,012

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Amphenol Corp., Class A	9,440	882,735
Corning, Inc.	36,360	1,206,425
FLIR Systems, Inc.	1,270	74,422
IPG Photonics Corp.(a)	5,780	948,151
TE Connectivity Ltd.	3,660	342,466
		3,454,199

ENERGY EQUIPMENT & SERVICES (1.3%)
Baker Hughes, a GE company LLC	40,239	1,391,464
Halliburton Co.	10,320	437,774
Helmerich & Payne, Inc.	740	45,399
National-Oilwell Varco, Inc.	19,806	962,968
Schlumberger Ltd.	15,334	1,035,352
TechnipFMC PLC	41,880	1,363,194
		5,236,151

EQUITY REAL ESTATE INVESTMENT TRUSTS (2.8%)
Alexandria Real Estate Equities, Inc.	1,100	140,184
American Tower Corp.	10,400	1,541,696
Apartment Investment & Management Co., Class A	2,459	104,876
AvalonBay Communities, Inc.	1,934	342,028
Boston Properties, Inc.	1,890	237,252
Crown Castle International Corp.	4,910	544,175
Digital Realty Trust, Inc.	2,810	341,190
Duke Realty Corp.	5,660	164,819
Equinix, Inc.	1,764	774,890
Equity Residential	4,620	302,287
Essex Property Trust, Inc.	1,075	258,484
Extra Space Storage, Inc.	8,210	771,494
Federal Realty Investment Trust	860	107,930
General Growth Properties, Inc.	10,140	216,185
HCP, Inc.	5,330	138,047
Host Hotels & Resorts, Inc.	10,533	220,561
Iron Mountain, Inc.	2,919	102,486
Kimco Realty Corp.	9,420	157,220
Macerich Co.	1,520	89,771
Mid-America Apartment Communities, Inc.	1,440	145,123
Prologis, Inc.	19,812	1,300,063
Public Storage, Inc.	1,937	421,937
Realty Income Corp.	3,960	220,849
Regency Centers Corp.	1,610	102,444
SBA Communications Corp.(a)	6,220	984,315
Simon Property Group, Inc.	4,010	706,602
SL Green Realty Corp.	1,170	120,639
UDR, Inc.	4,890	188,167
Ventas, Inc.	4,480	252,582
Vornado Realty Trust	2,105	151,392
Welltower, Inc.	4,610	288,586
Weyerhaeuser Co.	7,989	273,064
		11,711,338

FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale Corp.	7,120	1,557,215
CVS Corp.	28,145	1,825,485
SYSCO Corp.	10,870	730,573
The Kroger Co.	41,940	1,216,260
Walgreens Boots Alliance, Inc.	17,550	1,186,731
Wal-Mart Stores, Inc.	25,000	2,230,750
		8,747,014

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland Co.	39,830	$1,922,196
Campbell Soup Co.	3,800	155,420
ConAgra Foods, Inc.	6,230	228,703
General Mills, Inc.	9,310	428,819
Hormel Foods Corp.	4,330	155,750
J.M. Smucker Co.	4,090	454,481
Kellogg Co.	4,850	344,495
McCormick & Company, Inc.	2,160	253,886
Mondelez International, Inc., Class A	18,840	817,279
The Hershey Co.	2,100	206,241
The Kraft Heinz Co.	7,856	473,324
Tyson Foods, Inc., Class A	9,350	539,028
		5,979,622

HEALTH CARE EQUIPMENT & SUPPLIES (4.9%)
Abbott Laboratories	32,002	2,097,411
ABIOMED, Inc.(a)	4,270	1,513,843
Align Technology, Inc.(a)	5,770	2,057,870
Baxter International, Inc.	11,630	842,593
Becton, Dickinson & Co.	5,990	1,499,716
Boston Scientific Corp.(a)	40,267	1,353,374
Danaher Corp.	9,320	956,046
Dentsply Sirona, Inc.	4,300	206,873
Edwards Lifesciences Corp.(a)	9,270	1,320,511
Hologic, Inc.(a)	24,110	1,034,560
IDEXX Laboratories, Inc.(a)	5,190	1,271,187
Intuitive Surgical, Inc.(a)	3,921	1,992,613
Medtronic PLC	18,183	1,640,652
ResMed, Inc.	8,380	886,436
Stryker Corp.	8,110	1,323,958
Varian Medical Systems, Inc.(a)	2,310	266,690
Zimmer Holdings, Inc.	2,930	367,774
		20,632,107

HEALTH CARE PROVIDERS & SERVICES (3.8%)
Aetna, Inc.	5,864	1,104,719
AmerisourceBergen Corp.	9,850	806,025
Anthem, Inc.	4,320	1,092,960
Cardinal Health, Inc.	21,030	1,050,449
Centene Corp.(a)	15,330	1,997,959
CIGNA Corp.	7,460	1,338,473
DaVita, Inc.(a)	10,170	714,748
Envision Healthcare Corp.(a)	51,700	2,288,242
Express Scripts Holding Co.(a)	23,361	1,856,265
Henry Schein, Inc.(a)	3,500	277,935
Humana, Inc.	4,113	1,292,222
Laboratory Corporation of America Holdings(a)	2,470	433,090
McKesson Corp.	9,845	1,236,532
Quest Diagnostics, Inc.	2,920	314,542
		15,804,161

HEALTH CARE TECHNOLOGY (0.3%)
Cerner Corp.(a)	16,920	1,050,394

HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Corp., Class A	4,990	295,608
Chipotle Mexican Grill, Inc.(a)	368	159,587
Hilton Worldwide Holdings, Inc.	4,270	335,878
Marriott International, Inc., Class A	11,826	1,511,836
McDonald's Corp.	9,410	1,482,451
Norwegian Cruise Line Holdings Ltd.(a)	17,100	855,513
Royal Caribbean Cruises Ltd.	2,520	284,155
Starbucks Corp.	17,470	915,253
YUM! Brands, Inc.	4,650	368,699
		6,208,980

HOUSEHOLD DURABLES (1.0%)
D.R. Horton, Inc.	25,646	1,120,730
Garmin Ltd.	1,590	99,296
Leggett & Platt, Inc.	1,580	68,841
Lennar Corp., Class A	2,250	117,607
Mohawk Industries, Inc.(a)	1,064	200,415
Newell Rubbermaid, Inc.	33,520	877,889
Pulte Group, Inc.	36,945	1,052,563
Whirlpool Corp.	5,582	731,800
		4,269,141

HOUSEHOLD PRODUCTS (1.1%)
Church & Dwight Company, Inc.	5,740	320,866
Clorox Co.	2,000	270,340
Colgate-Palmolive Co.	12,280	822,883
Kimberly-Clark Corp.	5,830	663,804
Procter & Gamble Co.	30,581	2,473,391
		4,551,284

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (0.3%)
NRG Energy, Inc.	3,430	108,628
The AES Corp.	75,140	1,003,870
		1,112,498

INDUSTRIAL CONGLOMERATES (1.0%)
3M Co.	7,504	1,593,249
Honeywell International, Inc.	9,140	1,459,201
Roper Industries, Inc.	3,432	1,036,121
		4,088,571

INSURANCE (4.4%)
AFLAC, Inc.	20,620	959,655
American International Group, Inc.	23,594	1,302,625
Aon PLC	3,080	442,134
Arthur J. Gallagher & Co.	2,340	166,959
Assurant, Inc.	9,370	1,033,511
Brighthouse Financial, Inc.(a)	798	34,657
Chubb Ltd.	9,341	1,305,125
Cincinnati Financial Corp.	5,292	400,234
Everest Re Group Ltd.	4,140	903,969
Hartford Financial Services Group, Inc.	17,610	928,047
Lincoln National Corp.	14,236	969,472
Loews Corp.	22,970	1,166,417
Marsh & McLennan Companies, Inc.	6,940	578,518
MetLife, Inc.	29,270	1,338,810
Principal Financial Group, Inc.	2,860	166,109
Progressive Corp.	21,830	1,310,018
Prudential Financial, Inc.	15,985	1,613,046
The Allstate Corp.	4,620	439,454
The Travelers Companies, Inc.	7,580	986,461
Torchmark Corp.	1,267	111,585
Unum Group	15,110	600,320
Willis Towers Watson PLC	1,760	280,579
XL Group Ltd.	26,860	1,510,338
		18,548,043

INTERNET & DIRECT MARKETING RETAIL (0.7%)
Booking Holdings, Inc.(a)	1,167	2,367,516
Expedia, Inc.	3,905	522,645
TripAdvisor, Inc.(a)	3,705	214,853
		3,105,014

INTERNET SOFTWARE & SERVICES (4.3%)
Akamai Technologies, Inc.(a)	2,340	176,108
Alphabet, Inc., Class A(a)	3,687	4,524,760
Alphabet, Inc., Class C(a)	3,760	4,576,898
eBay, Inc.(a)	34,660	1,159,377
Facebook, Inc.(a)	33,010	5,696,866
Twitter, Inc.(a)	21,020	669,907
VeriSign, Inc.(a)	8,220	1,193,791
		17,997,707

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
IT SERVICES (5.0%)
Accenture PLC, Class A	8,280	$1,319,252
Alliance Data Systems Corp.	907	203,966
Automatic Data Processing, Inc.	5,430	732,996
Broadridge Financial Solutions, Inc.	10,920	1,233,742
Cognizant Technology Solutions Corp., Class A	15,410	1,255,915
DXC Technology Co.	4,097	347,180
Fidelity National Information Services, Inc.	5,346	551,333
Fiserv, Inc.(a)	12,080	911,798
Gartner, Inc.(a)	5,720	774,660
International Business Machines Corp.	10,196	1,477,706
Mastercard, Inc., Class A	16,950	3,356,100
Paychex, Inc.	4,990	344,410
PayPal Holdings, Inc.(a)	29,860	2,452,700
Total System Services, Inc.	16,751	1,533,387
Visa, Inc., Class A	30,704	4,198,465
Western Union Co.	6,920	139,507
		20,833,117

LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	1,530	152,404
Mattel, Inc.	4,560	72,367
		224,771

LIFE SCIENCES TOOLS & SERVICES (1.2%)
Agilent Technologies, Inc.	14,970	988,619
Illumina, Inc.(a)	5,538	1,796,306
IQVIA Holdings, Inc.(a)	3,190	388,989
Mettler-Toledo International, Inc.(a)	1,340	793,963
PerkinElmer, Inc.	2,930	231,997
Waters Corp.(a)	3,790	747,653
		4,947,527

MACHINERY (1.0%)
Caterpillar, Inc.	7,270	1,045,426
Cummins, Inc.	1,850	264,198
Deere & Co.	3,882	562,075
Dover Corp.	1,220	101,235
Flowserve Corp.	580	25,711
Fortive Corp.	3,020	247,882
Illinois Tool Works, Inc.	5,660	811,248
Ingersoll-Rand PLC	2,680	264,007
PACCAR, Inc.	3,725	244,807
Parker Hannifin Corp.	1,505	254,420
Pentair PLC	840	37,506
Snap-on, Inc.	730	123,801
Stanley Black & Decker, Inc.	1,742	260,377
Xylem, Inc.	1,800	137,808
		4,380,501

MEDIA (1.5%)
Charter Communications, Inc., Class A(a)	4,950	1,507,671
Discovery Communications, Inc., Class A(a)	20,620	548,080
Discovery Communications, Inc., Class C(a)	16,541	406,081
Dish Network Corp.(a)	4,260	134,446
Interpublic Group of Companies, Inc.	20,790	468,814
News Corp., Class A	45,030	678,602
News Corp., Class B	8,780	134,334
Omnicom Group, Inc.	5,270	362,734
The Walt Disney Co.	19,400	2,203,064
		6,443,826

METALS & MINING (0.3%)
Freeport-McMoRan Copper & Gold, Inc., Class B	15,888	262,152
Newmont Mining Corp.	6,310	231,451
Nucor Corp.	10,630	711,466
		1,205,069

MULTILINE RETAIL (1.9%)
Dollar General Corp.	3,210	315,061
Dollar Tree, Inc.(a)	9,132	833,569
Kohl's Corp.	29,730	2,196,155
Macy's, Inc.	54,512	2,165,762
Nordstrom, Inc.	13,050	683,950
Target Corp.	21,070	1,699,928
		7,894,425

MULTI-UTILITIES (0.9%)
Ameren Corp.	3,060	189,904
CenterPoint Energy, Inc.	7,500	213,600
CMS Energy Corp.	4,630	223,814
Consolidated Edison, Inc.	3,970	313,352
Dominion Resources, Inc.	7,514	538,829
DTE Energy Co.	1,670	181,262
NiSource, Inc.	7,770	203,419
Public Service Enterprise Group, Inc.	6,566	338,543
SCANA Corp.	21,240	849,388
Sempra Energy	4,250	491,257
WEC Energy Group	3,785	251,210
		3,794,578

OIL, GAS & CONSUMABLE FUELS (5.2%)
Anadarko Petroleum Corp.	5,970	436,705
Andeavor	12,910	1,937,275
Apache Corp.	3,690	169,740
Cabot Oil & Gas Corp., Class A	4,510	105,985
Chevron Corp.	24,689	3,117,480
Cimarex Energy Co.	950	93,670
Concho Resources, Inc.(a)	1,680	245,028
ConocoPhillips	12,099	873,185
Devon Energy Corp.	5,250	236,302
EOG Resources, Inc.	5,964	768,998
EQT Corp.	2,500	124,200
Exxon Mobil Corp.	48,470	3,950,790
Hess Corp.	3,070	201,484
HollyFrontier Corp.	14,310	1,067,240
Kinder Morgan, Inc.	53,590	952,830
Marathon Oil Corp.	11,460	242,035
Marathon Petroleum Corp.	19,030	1,538,195
Newfield Exploration Co.(a)	2,030	58,302
Noble Energy, Inc.	4,330	156,270
Occidental Petroleum Corp.	8,342	700,144
ONEOK, Inc.	4,000	281,760
Phillips 66	12,769	1,574,928
Pioneer Natural Resources Co.	2,046	387,246
Valero Energy Corp.	19,490	2,306,642
Williams Companies, Inc.	8,910	265,073
		21,791,507

PERSONAL PRODUCTS (0.3%)
Coty, Inc.	25,290	339,139
The Estee Lauder Companies, Inc., Class A	8,010	1,080,869
		1,420,008

PHARMACEUTICALS (1.2%)
Allergan PLC	4,930	907,564
Eli Lilly & Co.	15,670	1,548,352
Mylan N.V.(a)	20,670	771,198
Nektar Therapeutics(a)	6,390	336,114
Perrigo Co. PLC	2,811	226,342
Zoetis, Inc.	14,070	1,216,773
		5,006,343

PROFESSIONAL SERVICES (0.2%)
Equifax, Inc.	1,510	189,505
IHS Markit Ltd.(a)	4,340	230,150
Nielsen Holdings PLC	5,520	130,051

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Robert Half International, Inc.	1,070	$81,063
Verisk Analytics, Inc.(a)	2,240	247,789
		878,558

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CBRE Group, Inc., Class A(a)	24,060	1,198,188

ROAD & RAIL (0.7%)
CSX Corp.	15,670	1,107,556
J.B. Hunt Transport Services, Inc.	740	88,726
Kansas City Southern Industries, Inc.	970	112,782
Norfolk Southern Corp.	2,880	486,720
Union Pacific Corp.	8,332	1,248,883
		3,044,667

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Advanced Micro Devices, Inc.(a)	8,050	147,557
Analog Devices, Inc.	10,064	967,553
Applied Materials, Inc.	39,850	1,937,906
Broadcom, Inc.	9,085	2,014,780
Intel Corp.	49,000	2,356,900
KLA-Tencor Corp.	5,960	699,823
Lam Research Corp.	8,633	1,645,795
Microchip Technology, Inc.	10,940	1,022,124
Micron Technology, Inc.(a)	29,080	1,535,133
NVIDIA Corp.	12,625	3,091,358
Qorvo, Inc.(a)	13,440	1,098,854
QUALCOMM, Inc.	15,880	1,017,749
Skyworks Solutions, Inc.	10,460	989,307
Texas Instruments, Inc.	14,380	1,600,782
Xilinx, Inc.	2,730	196,751
		20,322,372

SOFTWARE (6.1%)
Activision Blizzard, Inc.	26,570	1,950,769
Adobe Systems, Inc.(a)	13,654	3,340,861
ANSYS, Inc.(a)	5,980	1,009,902
Autodesk, Inc.(a)	3,580	459,815
CA, Inc.	4,340	191,871
Cadence Design Systems, Inc.(a)	23,180	1,022,006
Citrix Systems, Inc.(a)	2,570	282,623
Intuit, Inc.	6,940	1,417,426
Microsoft Corp.	84,610	8,975,429
Oracle Corp.	34,721	1,655,497
Red Hat, Inc.(a)	12,080	1,706,058
Salesforce.com, Inc.(a)	19,590	2,686,769
Symantec Corp.	8,472	171,304
Synopsys, Inc.(a)	9,790	875,520
		25,745,850

SPECIALTY RETAIL (2.5%)
Advance Auto Parts, Inc.	6,571	928,022
AutoZone, Inc.(a)	408	287,856
Best Buy Company, Inc.	16,640	1,248,499
CarMax, Inc.(a)	1,980	147,867
Foot Locker, Inc.	18,620	908,842
Gap, Inc.	12,510	377,427
Home Depot, Inc.	16,300	3,219,576
L Brands, Inc.	2,710	85,826
Lowe's Companies, Inc.	10,010	994,393
O'Reilly Automotive, Inc.(a)	1,226	375,156
Ross Stores, Inc.	4,500	393,435
Tiffany & Co.	1,350	185,706
TJX Companies, Inc.	7,430	722,642
Tractor Supply Co.	2,100	163,884
Ulta Salon Cosmetics & Fragrance, Inc.(a)	1,010	246,834
		10,285,965

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.6%)
Apple Computer, Inc.	57,151	10,875,264
Hewlett Packard Enterprise Co.	91,610	1,414,458
HP, Inc.	20,050	462,754
NetApp, Inc.	10,480	812,409
Seagate Technology PLC	3,150	165,753
Western Digital Corp.	9,451	662,988
Xerox Corp.	33,541	871,060
		15,264,686

TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Hanesbrands, Inc.	6,620	147,361
Michael Kors Holdings Ltd.(a)	10,420	695,327
Nike, Inc., Class B	15,460	1,189,028
PVH Corp.	4,100	629,432
Ralph Lauren Corp.	895	120,807
Tapestry, Inc.	3,340	157,381
Under Armour, Inc., Class A(a)	5,780	115,426
Under Armour, Inc., Class C(a)	1,024	19,190
VF Corp.	3,895	358,613
		3,432,565

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	3,040	173,067
United Rentals, Inc.(a)	5,380	800,544
W.W. Grainger, Inc.	795	275,515
		1,249,126

WATER UTILITIES (0.0%)
American Water Works Company, Inc.	2,170	191,502

TOTAL COMMON STOCKS (COST $332,190,951)		414,196,910

MONEY MARKET FUND (1.2%)
Federated Government Obligations Fund, Institutional Shares, 1.76%(b)	5,087,453	5,087,453

TOTAL MONEY MARKET FUND (COST $5,087,453)		5,087,453

TOTAL INVESTMENTS (COST $337,278,404) 100.0%		419,284,363

OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		32,446

NET ASSETS 100.0%		$419,316,809

(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of July 31, 2018.

LLC—Limited Liability Company
PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (1.7%)
AAR Corp.	4,910	$232,783
Aerojet Rocketdyne Holdings, Inc.(a)	7,790	262,523
AeroVironment, Inc.(a)	3,950	290,759
Axon Enterprise, Inc.(a)	6,820	463,283
Cubic Corp.	1,620	110,322
Curtiss-Wright Corp.	3,010	400,420
Engility Holdings, Inc.(a)	8,600	297,560
Esterline Technologies Corp.(a)	4,990	425,647
KLX, Inc.(a)	7,100	518,655
Mercury Computer Systems, Inc.(a)	10,830	451,936
Moog, Inc., Class A	2,340	175,523
National Presto Industries, Inc.	580	72,297
Teledyne Technologies, Inc.(a)	2,980	653,872
Triumph Group, Inc.	8,060	168,051
		4,523,631

AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings(a)	6,780	454,599
Echo Global Logistics, Inc.(a)	8,360	288,002
Forward Air Corp.	3,110	198,729
Hub Group, Inc., Class A(a)	6,270	290,928
		1,232,258

AIRLINES (0.3%)
Allegiant Travel Co.	1,016	125,578
Hawaiian Holdings, Inc.	3,210	128,721
JetBlue Airways Corp.(a)	22,600	406,800
SkyWest, Inc.	3,290	197,071
		858,170

AUTO COMPONENTS (1.5%)
American Axle & Manufacturing Holdings, Inc.(a)	22,730	380,046
Cooper Tire & Rubber Co.	8,350	238,392
Cooper-Standard Holding, Inc.(a)	2,370	319,476
Dana, Inc.	8,380	178,913
Delphi Technologies PLC	8,670	391,624
Dorman Products, Inc.(a)	1,950	145,626
Fox Factory Holding Corp.(a)	8,330	414,001
Gentex Corp.	17,210	399,272
Gentherm, Inc.(a)	2,220	100,566
LCI Industries	3,320	305,274
Motorcar Parts of America, Inc.(a)	1,270	27,432
Standard Motor Products, Inc.	2,840	138,422
Superior Industries International, Inc.	22,730	417,095
Visteon Corp.(a)	3,610	422,659
		3,878,798

AUTOMOBILES (0.3%)
Thor Industries, Inc.	5,030	477,096
Winnebago Industries, Inc.	6,370	254,163
		731,259

BANKS (5.7%)
Ameris Bancorp	2,390	111,374
Associated Bancorp	15,458	417,366
Banc of California, Inc.	2,860	57,200
BancorpSouth Bank	4,170	137,193
Bank of Hawaii Corp.	3,570	287,349
Banner Corp.	2,360	148,609
Berkshire Hills Bancorp, Inc.	2,000	81,200
Boston Private Financial Holdings, Inc.	6,690	96,336
Brookline Bancorp, Inc.	6,090	110,838
Cathay General Bancorp	3,620	150,556
Central Pacific Financial Corp.	2,140	58,978
Chemical Financial Corp.	4,364	247,875
City Holding Co.	1,680	135,206
Columbia Banking System, Inc.	3,710	151,850
Commerce Bancshares, Inc.	5,447	363,860
Community Bank System, Inc.	3,040	192,280
Cullen/Frost Bankers, Inc.	4,120	455,219
Customers Bancorp, Inc.(a)	2,480	63,166
CVB Financial Corp.	3,720	88,982
East West Bancorp, Inc.	10,680	691,423
F.N.B. Corp.	19,590	251,340
Fidelity Southern Corp.	560	13,401
First Bancorp(a)	48,752	400,741
First Commonwealth Financial Corp.	4,950	83,506
First Financial Bancorp	4,080	123,828
First Financial Bankshares, Inc.	3,700	209,420
First Horizon National Corp.	18,240	326,314
First Midwest Bancorp, Inc.	6,240	166,421
Franklin Financial Network, Inc.(a)	770	30,146
Fulton Financial Corp.	11,130	193,106
Glacier Bancorp, Inc.	3,730	159,271
Great Western Bancorp, Inc.	3,280	137,268
Green Bancorp, Inc.	460	11,178
Hancock Holding Co.	5,049	253,712
Hanmi Financial Corp.	2,241	56,137
Home Bancshares, Inc.	9,702	224,989
Hope Bancorp, Inc.	7,602	127,562
Independent Bank Corp. - Massachusetts	2,150	190,060
International Bancshares Corp.	3,120	138,684
LegacyTexas Financial Group, Inc.	6,280	275,252
MB Financial, Inc.	5,401	261,678
National Bank Holdings Corp.	10,890	431,026
NBT Bancorp	1,690	68,006
OFG Bancorp	21,110	351,482
Old National Bancorp	4,940	96,083
Opus Bank	4,570	129,331
Pacific Premier Bancorp, Inc.(a)	5,810	214,970
PacWest Bancorp	9,130	458,509
Pinnacle Financial Partners, Inc.	5,090	318,125
Preferred Bank/Los Angeles, CA	4,700	292,528
Prosperity Bancshares, Inc.	5,220	366,183
S&T Bancorp, Inc.	1,570	70,273
Seacoast Banking Corporation of Florida(a)	1,230	36,051
ServisFirst Bancshares, Inc.	5,090	215,053
Signature Bank	3,790	415,801
Simmons First National Corp., Class A	4,520	134,696
Southside Bancshares, Inc.	1,894	64,945
Sterling Bancorp	14,199	315,218
Synovus Financial Corp.	8,922	440,925
TCF Financial Corp.	8,990	225,739
Texas Capital Bancshares, Inc.(a)	4,860	441,288
Tompkins Financial Corp.	1,699	145,570
Trustmark Corp.	4,340	152,725
UMB Financial Corp.	3,360	241,550
Umpqua Holdings Corp.	14,270	303,951
United Bankshares, Inc.	7,903	292,016
United Community Banks, Inc.	5,222	156,817
Valley National Bancorp	12,762	148,677
Webster Financial Corp.	5,960	384,599
WestAmerica Bancorp	1,970	118,239
Wintrust Financial Corp.	4,220	370,221
		15,081,471

BEVERAGES (0.1%)
Coca-Cola Bottling Co. Consolidated	1,799	261,071

BIOTECHNOLOGY (1.8%)
Acorda Therapeutics, Inc.(a)	3,070	76,597
AMAG Pharmaceuticals, Inc.(a)	2,820	62,181
Cytokinetics, Inc.(a)	3,980	29,253
Eagle Pharmaceuticals, Inc.(a)	2,360	187,030
Emergent BioSolutions, Inc.(a)	6,880	373,928

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Enanta Pharmaceuticals, Inc.(a)	6,460	$629,979
Exelixis, Inc.(a)	31,070	643,149
Ligand Pharmaceuticals, Inc., Class B(a)	2,840	620,057
MiMedx Group, Inc.(a)	36,160	153,680
Momenta Pharmaceuticals, Inc.(a)	16,220	480,112
Myriad Genetics, Inc.(a)	8,560	374,500
Progenics Pharmaceuticals, Inc.(a)	7,170	57,252
REGENXBIO, Inc.(a)	1,730	121,619
Repligen Corp.(a)	6,590	318,495
Spectrum Pharmaceuticals, Inc.(a)	5,380	114,540
United Therapeutics Corp.(a)	2,843	349,433
		4,591,805

BUILDING PRODUCTS (1.2%)
AAON, Inc.	2,458	92,789
American Woodmark Corp.(a)	2,150	179,418
Apogee Enterprises, Inc.	1,730	87,815
Gibraltar Industries, Inc.(a)	1,990	86,466
Griffon Corp.	2,660	47,614
Insteel Industries, Inc.	1,140	46,888
Lennox International, Inc.	3,360	729,389
Patrick Industries, Inc.(a)	5,405	331,056
PGT, Inc.(a)	15,930	382,320
Quanex Building Products Corp.	2,565	45,401
Simpson Manufacturing Co., Inc.	3,950	288,192
Trex Co., Inc.(a)	8,680	674,783
Universal Forest Products, Inc.	3,610	132,992
		3,125,123

CAPITAL MARKETS (2.1%)
Donnelley Financial Solutions, Inc.(a)	2,051	42,661
Eaton Vance Corp.	7,670	407,507
Evercore Partners, Inc.	5,100	576,300
FactSet Research Systems, Inc.	3,270	658,447
Federated Investors, Inc., Class B	7,460	180,532
Greenhill & Company, Inc.	1,450	47,415
Interactive Brokers Group, Inc., Class A	5,600	335,216
INTL FCStone, Inc.(a)	7,020	376,202
Investment Technology Group, Inc.	2,590	57,368
Janus Henderson Group PLC	15,080	490,854
Legg Mason, Inc.	10,840	369,969
MarketAxess Holdings, Inc.	3,080	596,812
Piper Jaffray Companies, Inc.	1,230	95,140
SEI Investments Co.	9,990	598,801
Stifel Financial Corp.	6,745	371,852
Virtus Investment Partners, Inc.	1,037	138,180
Waddell & Reed Financial, Inc., Class A	5,260	108,935
WisdomTree Investments, Inc.	6,900	60,306
		5,512,497

CHEMICALS (2.3%)
A. Schulman, Inc.	3,980	172,533
AdvanSix, Inc.(a)	1,830	74,060
American Vanguard Corp.	1,340	29,078
Ashland Global Holdings, Inc.	4,280	351,431
Balchem Corp.	2,155	216,125
Cabot Corp.	3,870	255,807
Flotek Industries, Inc.(a)	41,060	127,286
FutureFuel Corp.	1,380	18,989
H.B. Fuller Co.	3,460	196,113
Hawkins, Inc.	3,630	135,399
Ingevity Corp.(a)	3,620	360,805
Innophos Holdings, Inc.	1,220	55,120
Innospec, Inc.	1,770	143,281
Koppers Holdings, Inc.(a)	5,420	203,521
Kraton Performance Polymers, Inc.(a)	7,350	353,461
LSB Industries, Inc.(a)	1,840	12,089
Mineral Technologies, Inc.	2,410	182,196
NewMarket Corp.	834	341,473
Olin Corp.	9,470	279,460
PolyOne Corp.	4,210	188,818
Quaker Chemical Corp.	1,220	216,599
Rayonier, Inc.	3,213	57,963
RPM International, Inc.	8,140	523,972
Sensient Technologies Corp.	2,850	197,676
Stepan Co.	1,610	141,004
The Chemours Co.	12,320	564,379
The Scotts Miracle-Gro Co., Class A	3,050	242,261
Tredegar Corp.	8,150	212,307
Valvoline, Inc.	10,376	234,394
		6,087,600

COMMERCIAL SERVICES & SUPPLIES (1.8%)
ABM Industries, Inc.	7,770	242,424
Brady Corp., Class A	2,510	96,007
Clean Harbors, Inc.(a)	3,410	194,131
Deluxe Corp.	3,200	188,576
Essendant, Inc.	15,290	254,273
Healthcare Services Group, Inc.	8,832	355,576
Herman Miller, Inc.	8,200	310,370
HNI Corp.	4,960	214,619
Interface, Inc.	6,390	143,136
LSC Communications, Inc.	15,461	232,224
Matthews International Corp., Class A	2,290	120,340
Mobile Mini, Inc.	2,710	115,582
MSA Safety, Inc.	2,350	237,068
Multi-Color Corp.	1,620	107,487
Pitney Bowes, Inc.	8,970	78,308
R.R. Donnelley & Sons Co.	6,153	36,303
Rollins, Inc.	7,295	400,787
Team, Inc.(a)	14,260	310,868
Tetra Tech, Inc.	3,410	207,328
The Brink's Co.	5,490	438,377
UniFirst Corp.	1,300	243,295
US Ecology, Inc.	1,570	106,446
Viad Corp.	1,360	78,064
		4,711,589

COMMUNICATIONS EQUIPMENT (1.5%)
ADTRAN, Inc.	2,280	37,050
Applied Optoelectronics, Inc.(a)	12,960	498,053
ARRIS International PLC(a)	13,199	333,407
Bel Fuse, Inc., Class B	5,790	130,275
CalAmp Corp.(a)	9,460	215,310
Ciena Corp.(a)	14,430	366,522
Comtech Telecommunications Corp.	10,190	342,384
Digi International, Inc.(a)	16,920	228,420
Extreme Networks, Inc.(a)	14,920	126,820
Finisar Corp.(a)	12,680	213,658
Harmonic, Inc.(a)	7,510	34,546
InterDigital, Inc.	3,720	306,714
Lumentum Holdings, Inc.(a)	3,904	203,984
NETGEAR, Inc.(a)	2,050	134,992
NetScout Systems, Inc.(a)	7,300	195,640
Oclaro, Inc.(a)	11,190	94,667
Plantronics, Inc.	2,250	154,485
ViaSat, Inc.(a)	3,560	250,410
VIAVI Solutions, Inc.(a)	9,730	98,468
		3,965,805

CONSTRUCTION & ENGINEERING (1.2%)
AECOM Technology Corp.(a)	16,652	558,841
Aegion Corp.(a)	4,860	120,431
Comfort Systems USA, Inc.	5,220	289,971
Dycom Industries, Inc.(a)	4,500	401,220
EMCOR Group, Inc.	5,210	400,910
Granite Construction, Inc.	3,000	161,850
KBR, Inc.	13,640	272,527

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MYR Group, Inc.(a)	6,960	$256,754
Orion Group Holdings, Inc.(a)	40,990	375,878
Valmont Industries, Inc.	1,960	273,714
		3,112,096

CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc., Class A	4,110	408,328
U.S. Concrete, Inc.(a)	4,200	212,100
		620,428

CONSUMER FINANCE (1.0%)
Encore Capital Group, Inc.(a)	1,730	62,453
Enova International, Inc.(a)	12,373	383,563
EZCORP, Inc., Class A(a)	20,230	231,634
Firstcash, Inc.	5,798	470,798
Green Dot Corp., Class A(a)	5,200	412,464
Navient Corp.	30,240	399,470
PRA Group, Inc.(a)	2,970	116,424
SLM Corp.(a)	26,290	296,814
World Acceptance Corp.(a)	1,800	179,838
		2,553,458

CONTAINERS & PACKAGING (0.6%)
AptarGroup, Inc.	4,110	420,987
Bemis Co., Inc.	5,400	247,914
Greif, Inc., Class A	3,590	195,475
Myers Industries, Inc.	1,120	24,136
Owens-Illinois, Inc.(a)	14,070	262,828
Silgan Holdings, Inc.	4,060	111,691
Sonoco Products Co.	5,250	293,055
		1,556,086

DISTRIBUTORS (0.2%)
Pool Corp.	3,490	534,843

DIVERSIFIED CONSUMER SERVICES (0.8%)
Adtalem Global Education, Inc.(a)	5,830	318,026
American Public Education, Inc.(a)	1,320	58,212
Capella Education Co.	980	101,920
Career Education Corp.(a)	3,860	71,024
Graham Holdings Co.	785	438,815
Regis Corp.(a)	16,310	284,773
Service Corp. International	14,610	574,903
Sotheby's(a)	4,790	254,397
Strayer Education, Inc.	952	112,184
		2,214,254

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
ATN International, Inc.	930	59,409
Cincinnati Bell, Inc.(a)	2,552	34,069
Cogent Communications Holdings, Inc.	4,120	214,034
Consolidated Communications Holdings, Inc.	3,150	40,131
Frontier Communications Corp.	16,392	85,566
Iridium Communications, Inc.(a)	17,230	298,079
Vonage Holdings Corp.(a)	20,440	261,836
		993,124

ELECTRIC UTILITIES (0.6%)
ALLETE, Inc.	3,230	250,422
El Paso Electric Co.	2,290	142,667
Hawaiian Electric Industries, Inc.	6,130	215,592
IDACORP, Inc.	3,320	312,877
OGE Energy Corp.	9,110	330,146
PNM Resources, Inc.	4,990	196,357
		1,448,061

ELECTRICAL EQUIPMENT (1.0%)
Acuity Brands, Inc.	2,830	393,455
AZZ, Inc.	1,850	100,270
Encore Wire Corp.	3,940	192,075
EnerSys	2,860	234,720
Hubbell, Inc.	3,990	491,767
nVent Electric PLC(a)	8,420	230,708
Powell Industries, Inc.	6,960	255,084
Regal-Beloit Corp.	5,210	447,800
Vicor Corp.(a)	6,100	351,055
		2,696,934

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.1%)
Agilysys, Inc.(a)	570	9,376
Anixter International, Inc.(a)	6,330	461,457
Arrow Electronics, Inc.(a)	10,330	783,427
Avnet, Inc.	17,370	761,674
Badger Meter, Inc.	1,610	83,961
Belden CDT, Inc.	3,040	196,840
Benchmark Electronics, Inc.	10,710	259,182
Cognex Corp.	14,850	783,783
Coherent, Inc.(a)	2,704	427,394
Control4 Corp.(a)	9,970	253,537
CTS Corp.	2,310	80,619
Daktronics, Inc.	9,920	85,213
Electro Scientific Industries, Inc.(a)	12,400	223,572
ePlus, Inc.(a)	1,190	117,394
Fabrinet(a)	6,650	260,148
FARO Technologies, Inc.(a)	1,160	75,516
II-VI, Inc.(a)	8,390	328,888
Insight Enterprises, Inc.(a)	9,640	484,603
Itron, Inc.(a)	2,410	147,492
Jabil Circuit, Inc.	21,120	594,950
KEMET Corp.(a)	25,270	656,767
Keysight Technologies, Inc.(a)	10,900	632,200
Knowles Corp.(a)	8,610	149,470
Littelfuse, Inc.	2,580	559,396
Methode Electronics, Inc., Class A	2,020	79,285
MTS Systems Corp.	1,180	64,340
National Instruments Corp.	7,975	349,385
OSI Systems, Inc.(a)	1,800	143,568
Park Electrochemical Corp.	760	16,804
Plexus Corp.(a)	3,820	226,984
Rogers Corp.(a)	2,520	293,756
Sanmina Corp.(a)	13,220	384,702
ScanSource, Inc.(a)	12,110	499,538
SYNNEX Corp.	4,120	397,456
Tech Data Corp.(a)	6,270	522,981
Trimble Navigation Ltd.(a)	15,520	547,856
TTM Technologies, Inc.(a)	26,280	456,221
VeriFone Systems, Inc.(a)	5,690	130,301
Vishay Intertechnology, Inc.	9,070	226,750
Zebra Technologies Corp., Class A(a)	5,420	747,581
		13,504,367

ENERGY EQUIPMENT & SERVICES (2.2%)
Apergy Corp.(a)	5,400	221,400
Archrock, Inc.	19,600	267,540
Bristow Group, Inc.(a)	10,140	141,757
C&J Energy Services, Inc.(a)	4,270	99,320
CARBO Ceramics, Inc.(a)	1,100	10,263
Core Laboratories N.V.	3,640	408,117
Diamond Offshore Drilling, Inc.(a)	16,630	319,296
Dril-Quip, Inc.(a)	3,200	164,960
Ensco PLC, Class A, Sponsored ADR	56,064	416,556
Era Group, Inc.(a)	2,580	36,455
Exterran Corp.(a)	1,885	52,252
Geospace Technologies Corp.(a)	570	8,020
Gulf Island Fabrication, Inc.	9,340	84,527
Helix Energy Solutions Group, Inc.(a)	18,030	180,480
Matrix Service Co.(a)	15,700	313,215
McDermott International, Inc.(a)	21,773	392,132

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Nabors Industries Ltd.	16,025	$95,830
Newpark Resources, Inc.(a)	11,020	121,771
Noble Corp. PLC(a)	30,220	176,485
Oceaneering International, Inc.	13,010	355,954
Oil States International, Inc.(a)	7,510	262,099
Patterson-UTI Energy, Inc.	11,690	201,068
Pioneer Energy Services Corp.(a)	54,380	179,454
Propetro Holding Corp.(a)	3,210	52,772
Rowan Companies PLC, Class A(a)	17,860	258,613
SEACOR Holdings, Inc.	1,520	80,210
Superior Energy Services, Inc.(a)	7,690	75,670
TETRA Technologies, Inc.(a)	4,190	18,059
Transocean Ltd.(a)	26,000	334,620
Unit Corp.(a)	12,220	304,278
US Silica Holdings, Inc.	5,140	138,574
		5,771,747

EQUITY REAL ESTATE INVESTMENT TRUSTS (5.7%)
Acadia Realty Trust	5,997	162,399
Agree Realty Corp.	2,470	131,503
American Assets Trust, Inc.	3,310	127,203
American Campus Communities, Inc.	8,310	342,787
Bank OZK	9,560	391,004
Camden Property Trust	6,260	579,613
CareTrust REIT, Inc.	5,798	98,044
CBL & Associates Properties, Inc.	46,830	255,223
Cedar Shopping Centers, Inc.	4,120	19,611
Chatham Lodging Trust	1,570	33,818
Chesapeake Lodging Trust	3,940	126,159
Community Healthcare Trust, Inc.	650	19,500
Corecivic, Inc.	6,958	178,403
Coresite Realty Corp.	3,820	428,222
Corporate Office Properties Trust	5,190	154,351
Cousins Properties, Inc.	20,119	187,509
Cyrusone, Inc.	6,330	391,954
DCT Industrial Trust, Inc.	8,670	579,763
DiamondRock Hospitality Co.	13,760	164,019
Douglas Emmett, Inc.	8,050	312,662
Easterly Government Properties, Inc.	9,200	174,340
EastGroup Properties, Inc.	3,960	377,467
Education Realty Trust, Inc.	4,780	197,701
EPR Properties	4,980	331,120
First Industrial Realty Trust, Inc.	11,890	387,019
Four Corners Property Trust, Inc.	17,867	444,888
Franklin Street Properties Corp.	3,250	28,632
Getty Realty Corp.	2,470	70,765
Global Net Lease, Inc.	1,560	33,010
Government Properties Income Trust	4,270	64,349
Healthcare Realty Trust, Inc.	7,960	236,492
Hersha Hospitality Trust	12,410	267,932
Highwood Properties, Inc.	5,600	275,016
Hospitality Properties Trust	8,060	227,856
Independence Realty Trust, Inc.	470	4,770
JBG Smith Properties	5,470	199,655
Kilroy Realty Corp.	6,660	485,847
Kite Realty Group Trust	8,035	135,550
Lamar Advertising Co.	5,320	391,712
LaSalle Hotel Properties	9,800	339,766
Lexington Corporate Properties Trust	17,775	156,242
Liberty Property Trust	8,550	366,453
Life Storage, Inc.	3,360	322,426
LTC Properties, Inc.	2,620	110,485
Mack-Cali Realty Corp.	4,340	84,500
Medical Properties Trust, Inc.	23,000	331,430
National Retail Properties, Inc.	9,100	405,951
National Storage Affiliates	16,300	469,929
OMEGA Healthcare Investors, Inc.	11,246	333,894
Pennsylvania Real Estate Investment Trust	3,840	40,781
Potlatch Corp.	3,734	174,565
PS Business Parks, Inc.	1,950	249,152
Ramco-Gershenson Properties Trust	2,430	31,955
Rayonier, Inc.	6,220	217,762
Retail Opportunity Investments Corp.	8,900	168,299
Sabra Healthcare REIT, Inc.	16,129	348,548
Saul Centers, Inc.	1,700	90,576
Senior Housing Properties Trust	14,200	253,328
Summit Hotel Properties, Inc.	7,620	107,823
Tanger Factory Outlet Center	6,890	164,327
Taubman Centers, Inc.	4,160	258,128
The Geo Group, Inc.	6,934	179,452
Uniti Group, Inc.	9,874	174,572
Universal Health Realty Income Trust	1,530	102,984
Urban Edge Properties	4,870	110,452
Urstadt Biddle Properties, Inc., Class A	3,170	70,564
Washington Prime Group, Inc.	20,420	163,973
Weingarten Realty Investors	7,820	236,320
		15,082,505

FOOD & STAPLES RETAILING (0.6%)
SpartanNash Co.	10,774	258,145
Sprouts Farmers Markets, Inc.(a)	14,190	304,943
SuperValu, Inc.(a)	12,621	407,911
The Andersons, Inc.	10,805	380,876
United Natural Foods, Inc.(a)	10,080	324,576
		1,676,451

FOOD PRODUCTS (1.8%)
B&G Foods, Inc.	4,220	132,508
Calavo Growers, Inc.	5,000	462,500
Cal-Maine Foods, Inc.(a)	1,850	83,250
Darling International, Inc.(a)	10,220	205,320
Dean Foods Co.	26,240	257,677
Flowers Foods, Inc.	11,083	226,093
Hain Celestial Group, Inc. (The)(a)	6,070	172,631
Ingredion, Inc.	4,890	495,357
J & J Snack Foods Corp.	1,330	192,797
John B. Sanfilippo & Son, Inc.	760	58,421
Lamb Weston Holding, Inc.	11,270	791,943
Lancaster Colony Corp.	1,650	239,299
Post Holdings, Inc.(a)	4,715	408,130
Sanderson Farms, Inc.	1,530	154,270
Seneca Foods Corp., Class A(a)	11,680	314,776
Tootsie Roll Industries, Inc.	1,015	30,349
TreeHouse Foods, Inc.(a)	10,480	497,695
		4,723,016

GAS UTILITIES (1.0%)
Atmos Energy Corp.	6,860	630,228
National Fuel Gas Co.	6,000	322,200
New Jersey Resources Corp.	4,610	213,212
Northwest Natural Gas Co.	1,670	108,800
One Gas, Inc.	3,240	249,610
South Jersey Industries, Inc.	4,890	165,918
Southwest Gas Corp.	3,670	286,994
Spire, Inc.	3,490	249,884
UGI Corp.	9,640	512,270
		2,739,116

HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Abaxis, Inc.	1,500	124,500
AngioDynamics, Inc.(a)	5,160	109,082
Anika Therapeutics, Inc.(a)	1,350	54,040
Cantel Medical Corp.	3,887	360,364
CONMED Corp.	1,700	125,800
CryoLife, Inc.(a)	2,540	75,692
Cutera, Inc.(a)	9,480	379,200
Globus Medical, Inc.(a)	9,320	479,794

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Haemonetics Corp.(a)	3,190	$311,472
Hill-Rom Holdings, Inc.	6,900	649,980
ICU Medical, Inc.(a)	2,150	616,620
Inogen, Inc.(a)	2,820	561,885
Integer Holdings Corp.(a)	7,730	552,308
Integra LifeSciences Holdings Corp.(a)	4,460	277,992
Invacare Corp.	7,760	138,516
Lantheus Holdings, Inc.(a)	4,900	70,805
Lemaitre Vascular, Inc.	7,690	276,840
LivaNova PLC(a)	6,180	680,603
Masimo Corp.(a)	5,600	556,752
Meridian Bioscience, Inc.	1,900	30,020
Merit Medical Systems, Inc.(a)	7,345	398,834
Natus Medical, Inc.(a)	2,130	77,745
Neogen Corp.(a)	5,229	430,870
NuVasive, Inc.(a)	3,270	189,824
OraSure Technologies, Inc.(a)	25,380	426,130
Orthofix International N.V.(a)	2,980	180,260
STERIS PLC	5,430	621,572
SurModics, Inc.(a)	4,290	252,252
Tactile Systems Technology, Inc.(a)	1,000	48,070
Teleflex, Inc.	3,433	936,213
Varex Imaging Corp.(a)	2,380	91,011
West Pharmaceutical Services, Inc.	4,580	502,197
		10,587,243

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Acadia Healthcare(a)	12,680	500,606
Aceto Corp.	30,840	100,847
Amedisys, Inc.(a)	6,629	620,673
AMN Healthcare Services, Inc.(a)	9,340	565,070
Biotelemetry, Inc.(a)	14,740	773,850
Chemed Corp.	1,920	606,778
CorVel Corp.(a)	3,930	225,385
Cross Country Healthcare, Inc.(a)	11,830	138,766
Diplomat Pharmacy, Inc.(a)	14,560	302,557
Encompass Health Corp.	9,460	715,460
HealthEquity, Inc.(a)	3,290	248,395
LHC Group, Inc.(a)	5,350	460,528
Magellan Health Services, Inc.(a)	4,610	335,377
Molina Healthcare, Inc.(a)	3,035	315,913
Owens & Minor, Inc.	23,255	438,822
Patterson Companies, Inc.	13,040	319,741
Providence Service Corp.(a)	4,920	344,794
Select Medical Holdings Corp.(a)	7,560	157,248
The Ensign Group, Inc.	3,200	115,424
Tivity Health, Inc.(a)	6,320	212,984
U.S. Physical Therapy, Inc.	1,430	149,793
WellCare Group, Inc.(a)	2,970	794,237
		8,443,248

HEALTH CARE TECHNOLOGY (0.7%)
Allscripts Healthcare Solutions, Inc.(a)	9,226	112,926
Computer Programs & Systems, Inc.	830	25,896
Healthstream, Inc.	1,710	48,017
HMS Holdings Corp.(a)	5,770	138,076
Medidata Solutions, Inc.(a)	8,580	637,580
Omnicell, Inc.(a)	6,110	363,545
Quality Systems, Inc.(a)	13,920	280,210
Tabula Rasa Healthcare, Inc.(a)	5,150	299,936
		1,906,186

HOTELS, RESTAURANTS & LEISURE (2.0%)
Belmond Ltd.(a)	8,700	97,875
Biglari Holdings, Inc., Class A(a)	1	684
Cracker Barrel Old Country Store, Inc.	2,120	310,569
DineEquity, Inc.	1,520	107,966
Domino's Pizza, Inc.	3,454	907,228
Dunkin' Brands Group, Inc.	5,860	408,032
El Pollo Loco Holdings, Inc.(a)	9,520	110,432
Fiesta Restaurant Group, Inc.(a)	1,880	54,614
ILG, Inc.	5,980	205,293
International Speedway Corp., Class A	3,850	166,705
Jack in the Box, Inc.	2,550	214,812
Marcus Corp.	2,560	98,688
Marriott Vacations Worldwide Corp.	3,680	438,325
Papa John's International, Inc.	2,080	87,277
Shake Shack, Inc.(a)	3,360	209,429
Six Flags Entertainment Corp.	5,290	343,585
Sonic Corp.	3,470	121,970
The Wendy's Co.	15,430	257,372
Wingstop, Inc.	6,470	319,295
Wyndham Hotels & Resorts, Inc.	7,900	458,200
Wyndham Worldwide Corp.	8,690	400,783
		5,319,134

HOUSEHOLD DURABLES (1.9%)
Cavco Industries, Inc.(a)	2,140	454,643
Ethan Allen Interiors, Inc.	1,690	38,025
Helen of Troy Ltd.(a)	1,880	215,354
Installed Building Products, Inc.(a)	5,870	320,502
iRobot Corp.(a)	4,130	327,302
KB HOME	14,670	348,412
La-Z-Boy, Inc.	2,750	83,875
LGI Homes, Inc.(a)	6,640	343,222
M.D.C. Holdings, Inc.	3,041	88,311
M/I Homes, Inc.(a)	9,410	243,343
Meritage Homes Corp.(a)	2,470	106,580
NVR, Inc.(a)	315	869,220
Tempur-Pedic International, Inc.(a)	3,130	152,963
Toll Brothers, Inc.	13,890	489,761
TopBuild Corp.(a)	6,660	494,705
TRI Pointe Group, Inc.(a)	22,360	316,841
Tupperware Corp.	3,350	122,979
Universal Electronics, Inc.(a)	1,420	49,629
William Lyon Homes, Class A(a)	1,290	28,161
		5,093,828

HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	2,270	97,996
Central Garden & Pet Co., Class A(a)	7,180	288,062
Energizer Holdings, Inc.	3,830	243,894
WD-40 Co.	1,220	195,383
		825,335

INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Co., Inc.	4,080	501,187
Raven Industries, Inc.	4,000	155,200
		656,387

INSURANCE (4.5%)
Alleghany Corp.	1,461	919,363
AMBAC Financial Group, Inc.(a)	2,220	45,332
American Equity Investment Life Holding Co.	13,150	469,850
American Financial Group, Inc.	6,240	703,186
Amerisafe, Inc.	1,280	80,384
ASGN, Inc.(a)	6,830	616,749
Aspen Insurance Holdings Ltd.	7,910	319,960
Brown & Brown, Inc.	13,080	382,721
CNO Financial Group, Inc.	21,380	435,083
eHealth, Inc.(a)	930	22,078
Employers Holdings, Inc.	1,950	90,578
First American Financial Corp.	6,480	362,880
Genworth Financial, Inc., Class A(a)	140,870	648,002
HCI Group, Inc.	760	32,520
Horace Mann Educators Corp.	3,940	172,178
James River Group Holdings	1,860	76,985
Kemper Corp.	7,242	577,912

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Maiden Holdings Ltd.	26,540	$230,898
Mercury General Corp.	4,200	216,006
Old Republic International Corp.	20,420	435,150
Primerica, Inc.	4,930	565,964
ProAssurance Corp.	3,240	133,812
Reinsurance Group of America, Inc.	6,020	851,830
RenaissanceRe Holdings Ltd.	3,320	437,742
RLI Corp.	2,440	182,414
Safety Insurance Group, Inc.	1,250	114,500
Selective Insurance Group, Inc.	3,370	201,526
Stewart Information Services Corp.	7,620	346,253
The Hanover Insurance Group, Inc.	4,290	538,052
The Navigators Group, Inc.	4,020	242,607
Third Point Reinsurance Ltd.(a)	18,250	229,950
United Fire Group, Inc.	3,940	237,543
United Insurance Holdings Corp.	5,890	122,276
Universal Insurance Holdings, Inc.	2,110	93,684
W.R. Berkley Corp.	7,610	576,914
		11,712,882

INTERNET & DIRECT MARKETING RETAIL (0.3%)
FTD Companies, Inc.(a)	15,230	54,980
Nutrisystem, Inc.	6,560	262,400
PetMed Express, Inc.	5,160	191,591
Shutterfly, Inc.(a)	2,210	181,795
		690,766

INTERNET SOFTWARE & SERVICES (1.1%)
Alarm.com Holding, Inc.(a)	1,550	66,448
Blucora, Inc.(a)	2,880	100,080
Cars.com, Inc.(a)	4,330	122,842
J2 Global, Inc.	4,900	415,716
Liquidity Services, Inc.(a)	1,710	12,056
LivePerson, Inc.(a)	2,520	58,464
LogMeIn, Inc.	4,760	385,798
NIC, Inc.	5,070	83,148
QuinStreet, Inc.(a)	24,630	326,594
Shutterstock, Inc.(a)	3,310	152,492
SPS Commerce, Inc.(a)	2,590	222,196
Stamps.com, Inc.(a)	2,750	717,750
XO Group, Inc.(a)	10,430	293,917
		2,957,501

IT SERVICES (2.4%)
Acxiom Corp.(a)	4,500	182,430
CACI International, Inc., Class A(a)	2,760	483,552
Cardtronics PLC, Class A(a)	3,270	82,796
Convergys Corp.	10,770	264,942
CoreLogic, Inc.(a)	7,180	349,666
CSG Systems International, Inc.	1,930	78,493
EVERTEC, Inc.	2,520	58,716
ExlService Holdings, Inc.(a)	4,310	257,049
Forrester Research, Inc.	760	35,150
Jack Henry & Associates, Inc.	5,890	793,383
Leidos Holdings, Inc.	8,710	595,938
ManTech International Corp., Class A	3,210	192,119
MAXIMUS, Inc.	5,790	375,250
Perficient, Inc.(a)	1,860	48,955
Perspecta, Inc.	7,240	157,108
Sabre Corp.	14,340	353,051
Science Applications International Corp.	2,820	237,923
Sykes Enterprises, Inc.(a)	5,510	163,427
Teradata Corp.(a)	7,060	270,327
Travelport Worldwide Ltd.	4,250	80,325
TTEC Holdings, Inc.	3,150	101,273
Virtusa Corp.(a)	8,010	423,168
WEX, Inc.(a)	3,260	618,813
		6,203,854

LEISURE PRODUCTS (0.5%)
Brunswick Corp.	5,440	349,792
Callaway Golf Co.	5,740	110,438
Nautilus Group, Inc.(a)	2,140	30,495
Polaris Industries, Inc.	4,810	507,070
Sturm Ruger & Co., Inc.	1,190	64,498
Vista Outdoor, Inc.(a)	11,160	181,238
		1,243,531

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Bio-Rad Laboratories, Inc., Class A(a)	1,600	490,640
Bio-Techne Corp.	3,380	542,963
Cambrex Corp.(a)	1,950	121,875
Charles River Laboratories International, Inc.(a)	4,830	600,369
Luminex Corp.	2,960	100,226
PRA Health Sciences, Inc.(a)	4,450	467,873
Syneos Health, Inc.(a)	3,550	174,926
		2,498,872

MACHINERY (4.2%)
Actuant Corp., Class A	2,970	84,793
AGCO Corp.	6,430	405,219
Alamo Group, Inc.	2,320	215,760
Albany International Corp., Class A	3,080	203,742
Astec Industries, Inc.	1,320	64,852
Barnes Group, Inc.	4,440	301,254
Briggs & Stratton Corp.	8,710	154,080
Chart Industries, Inc.(a)	2,110	164,770
CIRCOR International, Inc.	1,590	70,516
Crane Co.	3,510	317,901
Donaldson Company, Inc.	6,710	320,067
EnPro Industries, Inc.	4,770	364,380
ESCO Technologies, Inc.	1,710	106,447
Federal Signal Corp.	3,170	75,287
Franklin Electric Co., Inc.	1,990	98,405
Graco, Inc.	12,900	595,206
Greenbrier Companies, Inc.	6,000	339,900
Harsco Corp.(a)	11,250	285,187
Hillenbrand, Inc.	3,200	160,640
IDEX Corp.	5,640	866,191
ITT, Inc.	4,730	268,049
John Bean Technologies Corp.	3,685	407,561
Kennametal, Inc.	4,540	176,878
Lincoln Electric Holdings, Inc.	4,130	387,972
Lindsay Corp.	990	93,199
Lydall, Inc.(a)	1,060	49,184
Mueller Industries, Inc.	2,680	88,735
Nordson Corp.	3,860	517,665
Oshkosh Truck Corp.	4,850	364,963
Proto Labs, Inc.(a)	4,240	528,516
SPX Corp.(a)	2,210	81,991
SPX FLOW, Inc.(a)	2,500	118,800
Standex International Corp.	1,050	108,833
Tennant Co.	1,310	106,569
Terex Corp.	4,510	198,981
The Timken Co.	3,960	195,030
Titan International, Inc.	11,420	120,938
Toro Co.	5,970	359,334
Trinity Industries, Inc.	11,730	446,913
Wabash National Corp.	3,680	72,864
Wabtec Corp.	5,280	582,490
Watts Water Technologies, Inc., Class A	1,830	156,557
Woodward, Inc.	3,610	300,388
		10,927,007

MARINE (0.3%)
Kirby Corp.(a)	4,970	414,746
Matson, Inc.	7,190	258,840
		673,586

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value

MEDIA (1.4%)
Cable One, Inc.	436	$315,603
Cinemark Holdings, Inc.	6,410	230,247
EW Scripps Co. (The), Class A	2,860	37,466
Gannett Company, Inc.	29,510	311,921
Live Nation, Inc.(a)	13,072	644,188
Meredith Corp.	3,340	177,521
New Media Investment Group, Inc.	12,200	219,478
New York Times Co. (The), Class A	12,840	318,432
Scholastic Corp.	5,980	249,725
TEGNA, Inc.	14,410	158,942
Wiley (John) & Sons, Inc., Class A	2,890	182,504
World Wrestling Entertainment, Inc.	11,340	897,107
		3,743,134

METALS & MINING (2.0%)
AK Steel Holding Corp.(a)	33,150	153,484
Allegheny Technologies, Inc.(a)	11,100	308,580
Carpenter Technology Corp.	3,010	164,858
Century Aluminum Co.(a)	3,020	38,686
Commercial Metals Co.	16,600	370,844
Compass Minerals International, Inc.	2,290	155,376
Haynes International, Inc.	4,520	191,919
Kaiser Aluminum Corp.	1,350	150,687
Materion Corp.	1,110	69,597
Olympic Steel, Inc.	20,220	447,064
Reliance Steel & Aluminum Co.	8,660	781,132
Royal Gold, Inc.	6,190	523,736
Steel Dynamics, Inc.	14,040	661,144
SunCoke Energy, Inc.(a)	12,260	139,887
TimkenSteel Corp.(a)	13,925	193,558
United States Steel Corp.	19,220	700,185
Worthington Industries, Inc.	4,670	218,649
		5,269,386

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.3%)
Apollo Commercial Real Estate Finance, Inc.	9,880	188,609
Armour Residential REIT, Inc.	6,990	166,153
Capstead Mortgage Corp.	11,960	100,105
Invesco Mortgage Capital	12,690	210,527
Pennymac Mortgage Investment Trust	11,720	226,079
		891,473

MULTILINE RETAIL (0.6%)
Big Lots, Inc.	5,790	251,460
Dillard's, Inc.	8,420	675,873
J.C. Penney Co., Inc.(a)	79,090	193,771
Ollie's Bargain Outlet Holdings, Inc.(a)	8,140	565,730
		1,686,834

MULTI-UTILITIES (0.5%)
Avista Corp.	3,820	193,216
Black Hills Corp.	4,130	247,676
MDU Resources Group, Inc.	11,290	327,410
NorthWestern Corp.	3,070	182,143
Vectren Corp.	4,790	342,341
		1,292,786

OIL, GAS & CONSUMABLE FUELS (2.9%)
Avanos Medical, Inc.(a)	3,030	167,256
Callon Petroleum Corp.(a)	15,590	167,748
Carrizo Oil & Gas, Inc.(a)	5,100	143,718
Chesapeake Energy Corp.(a)	64,850	306,092
Cloud Peak Energy, Inc.(a)	82,100	214,281
CNX Resources Corp.(a)	20,130	327,716
CONSOL Energy, Inc.(a)	1,657	68,981
Denbury Resources, Inc.(a)	17,840	80,458
Energen Corp.(a)	6,970	517,035
Green Plains Renewable Energy, Inc.	26,200	434,920
Gulfport Energy Corp.(a)	20,700	238,257
HighPoint Resources Corp.(a)	2,440	15,958
Matador Resources Co.(a)	6,450	216,075
Murphy Oil Corp.	15,380	511,539
Oasis Petroleum, Inc.(a)	26,850	328,107
Par Pacific Holdings, Inc.(a)	11,980	209,770
PBF Energy, Inc.	16,320	762,144
PDC Energy, Inc.(a)	4,830	304,193
Penn Virginia Corp.(a)	1,110	93,817
QEP Resources, Inc.(a)	30,500	316,895
Range Resources Corp.	25,310	390,533
Renewable Energy Group, Inc.(a)	23,350	398,118
REX American Resources Corp.(a)	1,670	128,590
Ring Energy, Inc.(a)	1,780	22,001
SM Energy Co.	6,610	181,841
Southwestern Energy Co.(a)	25,450	130,813
SRC Energy, Inc.(a)	11,210	126,897
World Fuel Services Corp.	17,650	491,200
WPX Energy, Inc.(a)	21,900	411,063
		7,706,016

PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.	7,750	335,188
Clearwater Paper Corp.(a)	7,200	162,720
Domtar Corp.	10,860	523,669
KapStone Paper & Packaging Corp.	9,340	324,845
Louisiana-Pacific Corp.	19,220	517,402
Neenah Paper, Inc.	1,360	119,408
P.H. Glatfelter & Co.	11,320	185,309
		2,168,541

PERSONAL PRODUCTS (0.5%)
Avon Products, Inc.(a)	29,260	46,524
Edgewell Personal Care Co.(a)	3,870	208,438
Inter Parfums, Inc.	2,820	169,764
Medifast, Inc.	3,150	540,792
Nu Skin Enterprises, Inc.	3,460	252,061
		1,217,579

PHARMACEUTICALS (1.4%)
Akorn, Inc.(a)	16,100	298,172
Amphastar Pharmaceuticals, Inc.(a)	2,530	44,148
ANI Pharmaceuticals, Inc.(a)	3,260	218,257
Catalent, Inc.(a)	14,250	594,225
Corcept Therapeutics, Inc.(a)	25,290	332,058
DepoMed, Inc.(a)	3,550	31,453
ENDO International PLC(a)	12,320	153,261
Heska Corp.(a)	2,010	201,502
Innoviva, Inc.(a)	29,140	412,331
Lannett Co., Inc.(a)	1,900	24,225
Mallinckrodt PLC(a)	5,820	136,479
Phibro Animal Health Corp., Class A	4,500	215,550
Prestige Brands Holdings, Inc.(a)	3,870	138,275
Supernus Pharmaceuticals, Inc.(a)	12,630	668,759
The Medicines Co.(a)	4,140	164,482
		3,633,177

PROFESSIONAL SERVICES (1.5%)
Exponent, Inc.	3,240	158,436
FTI Consulting, Inc.(a)	5,150	406,644
Heidrick & Struggles International, Inc.	1,280	52,352
Insperity, Inc.	7,520	715,152
Kelly Services, Inc., Class A	15,000	364,350
Korn/Ferry International, Inc.	8,510	561,490
Manpower, Inc.	6,400	596,864
Navigant Consulting, Inc.(a)	9,000	195,840
Resources Connection, Inc.	4,760	75,684
The Dun & Bradstreet Corp.	2,740	344,939
TrueBlue, Inc.(a)	9,670	261,573

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
WageWorks, Inc.(a)	4,380	$231,264
		3,964,588

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
Alexander & Baldwin, Inc.	5,773	138,263
HFF, Inc., Class A	6,590	296,616
Jones Lang LaSalle, Inc.	2,984	510,294
RE/MAX Holdings, Inc.	1,210	61,468
		1,006,641

ROAD & RAIL (1.2%)
ArcBest Corp.	8,780	408,709
Avis Budget Group, Inc.(a)	7,830	272,875
Genesee & Wyoming, Inc., Class A(a)	3,990	343,140
Heartland Express, Inc.	2,973	57,052
Knight-Swift Transportation Holdings, Inc.	7,330	238,591
Landstar System, Inc.	2,810	312,331
Marten Transport Ltd.	2,936	64,152
Old Dominion Freight Line, Inc.	5,350	785,380
Ryder System, Inc.	6,130	479,979
Saia, Inc.(a)	1,680	126,588
Werner Enterprises, Inc.	2,930	109,143
		3,197,940

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.5%)
Advanced Energy Industries, Inc.(a)	3,800	232,712
Axcelis Technologies, Inc.(a)	14,230	313,060
Brooks Automation, Inc.	19,690	602,120
Cabot Microelectronics Corp.	3,380	407,121
CEVA, Inc.(a)	8,070	242,907
Cirrus Logic, Inc.(a)	6,760	292,438
Cohu, Inc.	15,510	390,542
Cree, Inc.(a)	5,960	281,014
Cypress Semiconductor Corp.	16,820	299,564
Diodes, Inc.(a)	1,910	70,976
DSP Group, Inc.(a)	1,120	14,000
First Solar, Inc.(a)	5,040	263,844
FormFactor, Inc.(a)	22,970	297,461
Integrated Device Technology, Inc.(a)	13,830	476,167
Kopin Corp.(a)	11,930	36,506
Kulicke & Soffa Industries, Inc.	14,420	380,111
Maxlinear, Inc., Class A(a)	12,330	213,432
MKS Instruments, Inc.	7,020	661,986
Monolithic Power Systems, Inc.	4,350	577,158
Nanometrics, Inc.(a)	2,210	83,229
PDF Solutions, Inc.(a)	1,270	13,335
Photronics, Inc.(a)	18,480	166,320
Power Integrations, Inc.	1,960	140,140
Rambus, Inc.(a)	11,480	141,893
Rudolph Technologies, Inc.(a)	14,320	409,552
Semtech Corp.(a)	3,910	185,529
Silicon Laboratories, Inc.(a)	4,200	400,050
Solaredge Technologies, Inc.(a)	2,370	126,202
Synaptics, Inc.(a)	6,110	306,172
Teradyne, Inc.	16,100	696,325
Ultra Clean Holdings, Inc.(a)	1,600	21,472
Veeco Instruments, Inc.(a)	8,949	131,103
Versum Materials, Inc.	10,080	388,584
Xperi Corp.	3,080	51,282
		9,314,307

SOFTWARE (2.6%)
8x8, Inc.(a)	6,230	124,289
ACI Worldwide, Inc.(a)	7,770	200,777
Blackbaud, Inc.	5,100	509,031
Bottomline Technologies, Inc.(a)	2,000	107,800
CDK Global, Inc.	7,470	466,501
CommVault Systems, Inc.(a)	2,600	168,740
Ebix, Inc.	4,150	329,303
Fair Isaac Corp.(a)	2,800	564,088
Fortinet, Inc.(a)	14,640	921,002
Manhattan Associates, Inc.(a)	3,920	188,630
Microstrategy, Inc., Class A(a)	1,079	140,432
Monotype Imaging Holdings, Inc.	2,060	42,539
OneSpan, Inc.(a)	1,490	24,287
Progress Software Corp.	4,950	182,111
PTC, Inc.(a)	7,040	647,046
Qualys, Inc.(a)	8,370	729,027
TIVO Corp.	7,663	93,105
Tyler Technologies, Inc.(a)	3,110	699,719
Ultimate Software Group, Inc.(a)	2,468	683,365
		6,821,792

SPECIALTY RETAIL (5.2%)
Aaron's, Inc.	7,840	339,550
Abercrombie & Fitch Co., Class A	23,270	551,266
American Eagle Outfitters, Inc.	11,430	287,807
Asbury Automotive Group(a)	4,610	324,083
Ascena Retail Group, Inc.(a)	57,223	210,581
AutoNation, Inc.(a)	8,620	418,329
Barnes & Noble Education, Inc.(a)	50,650	284,653
Barnes & Noble, Inc.	54,770	334,097
Bed Bath & Beyond, Inc.	24,820	464,879
Big 5 Sporting Goods Corp.	52,160	336,432
Caleres, Inc.	8,635	289,186
Cato Corp., Class A	21,560	536,844
Chico's FAS, Inc.	30,380	264,306
Children's Place Retail Stores, Inc.	1,410	173,289
Dick's Sporting Goods, Inc.	15,270	521,318
DSW, Inc.	11,720	321,597
Express, Inc.(a)	30,260	291,404
Five Below, Inc.(a)	7,910	768,536
Francesca's Holdings Corp.(a)	22,880	186,243
GameStop Corp., Class A	27,970	403,048
Genesco, Inc.(a)	9,690	394,383
Group 1 Automotive, Inc.	5,470	382,845
Guess?, Inc.	13,870	314,294
Haverty Furniture Companies, Inc.	8,450	167,310
Hibbett Sports, Inc.(a)	18,230	418,378
Kirkland's, Inc.(a)	19,390	220,658
Lithia Motors, Inc., Class A	2,200	195,910
Lumber Liquidators Holdings, Inc.(a)	1,830	35,392
MarineMax, Inc.(a)	12,600	236,250
Michaels Companies, Inc. The(a)	6,250	127,562
Monro Muffler Brake, Inc.	2,465	166,264
Office Depot, Inc.	142,866	358,594
Rent-A-Center, Inc.(a)	4,170	61,883
Restoration Hardware, Inc.(a)	3,050	414,373
Sally Beauty Holdings, Inc.(a)	7,800	128,622
Shoe Carnival, Inc.	12,960	406,555
Signet Jewelers Ltd.	12,240	706,738
Sleep Number Corp.(a)	9,340	266,097
Sonic Automotive, Inc., Class A	16,980	345,543
Tailored Brands, Inc.	3,280	66,125
The Buckle, Inc.	2,025	48,701
The Tile Shop Holdings, Inc.	3,740	31,042
Urban Outfitters, Inc.(a)	5,250	233,100
Vitamin Shoppe, Inc.(a)	30,720	256,512
Williams-Sonoma, Inc.	4,830	282,507
Zumiez, Inc.(a)	9,460	214,269
		13,787,355

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.4%)
3D Systems Corp.(a)	6,020	73,263
Cray, Inc.(a)	2,470	61,626
Diebold, Inc.	8,830	100,221
Electronics for Imaging, Inc.(a)	2,990	102,019

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
NCR Corp.(a)	10,000	$279,200
Super Micro Computer, Inc.(a)	16,570	366,197
		982,526

TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Carter's, Inc.	3,290	344,891
Crocs, Inc.(a)	5,150	93,266
Deckers Outdoor Corp.(a)	2,150	242,585
Fossil Group, Inc.(a)	20,570	538,934
G-III Apparel Group Ltd.(a)	8,700	397,590
Movado Group, Inc.	4,420	220,116
Oxford Industries, Inc.	1,360	125,283
Perry Ellis International, Inc.(a)	15,700	440,228
Skechers U.S.A., Inc., Class A(a)	16,520	457,934
Steven Madden Ltd.	3,517	190,094
Unifi, Inc.(a)	3,470	104,690
Vera Bradley, Inc.(a)	17,920	238,157
Wolverine World Wide, Inc.	6,130	216,879
		3,610,647

THRIFTS & MORTGAGE FINANCE (1.2%)
BofI Holding, Inc.(a)	10,060	392,541
Dime Community Bancshares, Inc.	1,490	25,628
Homestreet, Inc.(a)	5,170	153,032
LendingTree, Inc.(a)	1,704	406,915
Meta Financial Group, Inc.	2,210	197,684
New York Community Bancorp, Inc.	31,710	341,517
NMI Holdings, Inc.(a)	26,350	550,715
Northfield Bancorp, Inc.	4,980	82,967
Northwest Bancshares, Inc.	3,450	62,169
Oritani Financial Corp.	2,820	45,120
Provident Financial Services, Inc.	3,730	95,264
TrustCo Bank Corp.	3,990	36,309
Walker & Dunlop, Inc.	8,800	521,488
Washington Federal, Inc.	5,670	190,229
		3,101,578

TRADING COMPANIES & DISTRIBUTORS (1.0%)
Applied Industrial Technologies, Inc.	2,640	197,076
DXP Enterprises, Inc.(a)	8,670	358,418
GATX Corp.	4,010	330,183
Kaman Corp., Class A	1,960	129,791
MSC Industrial Direct Co., Inc., Class A	3,200	270,816
Now, Inc.(a)	33,310	497,985
Veritiv Corp.(a)	13,210	505,943
Watsco, Inc.	2,280	393,323
		2,683,535

WATER UTILITIES (0.2%)
American States Water Co.	2,020	121,442
Aqua America, Inc.	8,172	301,874
California Water Service Group	2,820	115,902
		539,218

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	6,650	96,425
Telephone & Data Systems, Inc.	15,400	388,850
		485,275

TOTAL COMMON STOCKS (COST $213,661,641)		260,631,251

MONEY MARKET FUND (1.0%)
Federated Government Obligations Fund, Institutional Shares, 1.76%(b)	2,591,169	2,591,169

TOTAL MONEY MARKET FUND (COST $2,591,169)		2,591,169

TOTAL INVESTMENTS (COST $216,252,810) 100.1%		263,222,420

LIABILITIES IN EXCESS OF OTHER ASSETS -0.1%		(174,830)

NET ASSETS 100.0%		$263,047,590

(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of July 31, 2018.

ADR—American Depositary Receipt

AMBAC—Insured by American Municipal Bond Insurance Assurance Corp.

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR	5,060	$103,477

AIR FREIGHT & LOGISTICS (0.1%)
ZTO Express Cayman, Inc., Sponsored ADR	6,200	122,946

AIRLINES (0.4%)
LATAM Airlines Group SA, Sponsored ADR	16,760	190,729
Ryanair Holdings PLC, Sponsored ADR(a)	2,988	314,935
		505,664

AUTO COMPONENTS (0.4%)
Magna International, Inc., Class A, ADR	8,940	543,373

AUTOMOBILES (4.2%)
Ferrari NV	3,180	421,732
Fiat Chrysler Automobiles NV(a)	22,020	373,900
Honda Motor Co. Ltd., Sponsored ADR	41,160	1,261,965
Toyota Motor Corp., Sponsored ADR	30,290	3,993,433
		6,051,030

BANKS (21.4%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	126,240	921,552
Banco Bradesco SA, Sponsored ADR	134,596	1,087,536
Banco de Chile, Sponsored ADR	2,274	212,621
Banco Santander Central Hispano SA, Sponsored ADR	293,295	1,639,519
Banco Santander Chile SA, Sponsored ADR	5,334	175,009
Bancolombia SA, Sponsored ADR	5,130	235,518
Bank of Montreal	16,390	1,299,399
Bank of Nova Scotia	28,170	1,669,072
Barclays PLC, Sponsored ADR	75,009	775,593
Bausch Health Companies, Inc.(a)	8,098	176,051
Canadian Imperial Bank of Commerce	11,740	1,071,040
Credicorp Ltd.	1,989	455,024
HDFC Bank Ltd., Sponsored ADR	8,760	905,258
HSBC Holdings PLC, Sponsored ADR	87,641	4,243,577
ICICI Bank Ltd., Sponsored ADR	39,470	348,520
ING Groep N.V., Sponsored ADR	80,710	1,232,442
Itau Unibanco Banco Multiplo SA, Sponsored ADR	125,408	1,503,642
KB Financial Group, Inc., Sponsored ADR	16,970	818,803
Lloyds Banking Group PLC, Sponsored ADR	305,785	1,015,206
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,579,205
Mizuho Financial Group, Inc., Sponsored ADR	225,180	774,619
Royal Bank of Canada	35,480	2,766,376
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	25,228	171,046
Shinhan Financial Group Co. Ltd., Sponsored ADR	19,660	771,065
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	131,420	1,047,417
The Toronto-Dominion Bank	41,830	2,475,499
Westpac Banking Corp., Sponsored ADR	73,765	1,611,765
Woori Bank, Sponsored ADR	4,320	198,331
		31,180,705

BEVERAGES (0.8%)
Fomento Economico, Sponsored ADR	12,350	1,212,029

BIOTECHNOLOGY (1.1%)
BeiGene Ltd., Sponsored ADR(a)	1,310	248,455
Shire PLC, Sponsored ADR	7,799	1,330,587
		1,579,042

CAPITAL MARKETS (3.2%)
Brookfield Asset Management, Inc., Class A	23,378	985,616
Credit Suisse Group, Sponsored ADR	48,529	779,376
Deutsche Bank AG	39,530	516,262
Nomura Holdings, Inc., Sponsored ADR	71,390	337,675
Thomson Reuters Corp.	14,258	590,281
UBS Group AG	83,360	1,368,771
		4,577,981

CHEMICALS (1.0%)
Nutrien Ltd.	14,943	810,060
Sasol Ltd., Sponsored ADR	13,370	529,586
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	2,820	136,121
		1,475,767

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Waste Connections, Inc.	13,080	1,015,139

COMMUNICATIONS EQUIPMENT (0.8%)
Nokia Oyj, Sponsored ADR	113,670	613,818
Telefonektiebolaget LM Ericsson, Sponsored ADR	67,640	531,650
		1,145,468

CONSTRUCTION MATERIALS (1.0%)
CEMEX SA de CV, Sponsored ADR(a)	64,255	478,700
CRH PLC, Sponsored ADR	20,600	706,374
James Hardie Industries PLC, Sponsored ADR	12,330	196,787
		1,381,861

DIVERSIFIED CONSUMER SERVICES (0.1%)
TAL Education Group, Sponsored ADR(a)	5,870	187,781

DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	7,450	604,046

DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
BCE, Inc.	24,485	1,038,899
BT Group PLC, Sponsored ADR	37,240	572,006
China Telecom Corp. Ltd., Sponsored ADR	5,230	246,751
China Unicom Ltd., Sponsored ADR	18,935	235,741
Chunghwa Telecom Co. Ltd., Sponsored ADR	20,165	695,088
Orange SA, Sponsored ADR	48,930	834,746
PT Telekomunikasi Indonesia, Sponsored ADR	15,110	370,497
Telecom Italia S.p.A., Sponsored ADR(a)	22,020	167,792
Telecom Italia S.p.A., Sponsored ADR	8,920	60,121
Telefonica SA, Sponsored ADR	91,323	825,560
TELUS Corp.	17,680	645,143
		5,692,344

ELECTRIC UTILITIES (0.5%)
Companhia Energetica de Minas Gerais, Sponsored ADR	21,315	44,762
Enersis SA, Sponsored ADR	40,290	353,343
Korea Electric Power Corp., Sponsored ADR	22,310	327,511
		725,616

ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR	46,850	1,078,487

ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	5,750	211,255

FOOD PRODUCTS (0.1%)
BRF-Brasil Foods SA, Sponsored ADR(a)	31,720	192,540

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Smith & Nephew PLC, Sponsored ADR	21,010	737,661

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Fresenius Medical Care AG & Co., Sponsored ADR	17,600	855,712

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value

HOTELS, RESTAURANTS & LEISURE (1.2%)
Carnival PLC, Sponsored ADR	8,650	$509,312
Huazhu Group, Ltd., ADR	2,710	108,427
InterContinental Hotels Group PLC, Sponsored ADR	9,431	586,608
Restaurant Brands International, Inc.	8,545	539,446
		1,743,793

INDUSTRIAL CONGLOMERATES (0.8%)
Koninklijke Royal Philips Electronics N.V., Sponsored NY Shares	26,644	1,167,540

INSURANCE (3.0%)
Aegon N.V., Sponsored NY Shares	30,910	202,461
China Life Insurance Co. Ltd., Sponsored ADR	68,940	867,265
Manulife Financial Corp.	50,650	940,064
Prudential PLC, Sponsored ADR	31,750	1,502,410
Sun Life Financial, Inc.	19,690	805,124
		4,317,324

INTERNET & DIRECT MARKETING RETAIL (0.7%)
Ctrip.com International Ltd., Sponsored ADR(a)	9,630	396,274
JD.com, Inc., Sponsored ADR(a)	15,450	554,037
Vishop Holdings Ltd., Sponsored ADR(a)	8,730	84,245
		1,034,556

INTERNET SOFTWARE & SERVICES (4.3%)
58.com, Inc., Sponsored ADR(a)	1,940	130,484
Alibaba Group Holding Ltd., Sponsored ADR(a)	21,560	4,036,679
Autohome, Inc., Sponsored ADR	1,310	126,742
Baidu, Inc., Sponsored ADR(a)	5,434	1,343,176
NetEase, Inc., Sponsored ADR	1,670	430,860
Weibo Corp., Sponsored ADR(a)	1,270	105,093
YY, Inc., Sponsored ADR(a)	1,090	101,621
		6,274,655

IT SERVICES (1.2%)
CGI Group, Inc., Class A(a)	11,710	753,539
Infosys Technologies Ltd., Sponsored ADR	51,790	1,045,122
		1,798,661

LIFE SCIENCES TOOLS & SERVICES (0.4%)
QIAGEN N.V.(a)	17,284	624,298

MACHINERY (0.1%)
CNH Industrial NV	16,530	193,732

MEDIA (1.1%)
Grupo Televisa SA, Sponsored ADR	22,200	441,336
Pearson PLC, Sponsored ADR	21,180	255,643
Shaw Communications, Inc., Class B	17,680	370,042
WPP PLC, Sponsored ADR	7,220	565,615
		1,632,636

METALS & MINING (6.7%)
Agnico-Eagle Mines Ltd.	6,970	291,904
Arcelor Mittal, Class A, Sponsored NY Shares	11,383	362,549
Barrick Gold Corp., ADR	25,590	286,352
BHP Billiton Ltd., Sponsored ADR	33,740	1,763,252
BHP Billiton PLC, Sponsored ADR	22,270	1,030,210
Franco Nevada Corp.	5,740	420,455
Gerdau SA, Sponsored ADR	7,250	31,900
Goldcorp, Inc.	17,957	224,462
Kinross Gold Corp.(a)	19,510	70,236
POSCO, Sponsored ADR	12,180	893,403
Randgold Resources Ltd., Sponsored ADR	3,680	271,768
Rio Tinto PLC, Sponsored ADR	25,232	1,400,376
Southern Copper Corp.	2,653	130,952
Teck Resources Ltd.	9,743	253,610
Vale SA, Sponsored ADR	130,930	1,919,434
Vedanta Ltd., Sponsored ADR	8,520	109,993
Wheaton Precious Metals Corp.	11,330	237,364
		9,698,220

MULTI-UTILITIES (0.9%)
National Grid PLC, Sponsored ADR	23,239	1,256,765

OIL, GAS & CONSUMABLE FUELS (17.7%)
BP PLC, Sponsored ADR	72,132	3,252,432
Cameco Corp.	7,730	83,484
Canadian Natural Resources Ltd.	22,230	814,507
Cenovus Energy, Inc.	15,050	151,102
China Petroleum & Chemical Corp., Sponsored ADR	11,196	1,073,472
CNOOC Ltd., Sponsored ADR	6,490	1,090,320
Crescent Point Energy Corp.	6,910	47,057
Ecopetrol SA, Sponsored ADR	5,090	108,773
Enbridge, Inc.	36,750	1,302,052
Encana Corp.	13,890	186,682
ENI S.p.A., Sponsored ADR	29,680	1,147,429
Equinor ASA, ADR	24,877	658,245
Imperial Oil Ltd.	7,320	250,051
Pembina Pipeline Corp.	12,920	463,440
PetroChina Co. Ltd., Sponsored ADR	9,495	720,291
Petroleo Brasileiro SA, Sponsored ADR(a)	82,910	867,239
Petroleo Brasileiro SA, Class A, Sponsored ADR	50,940	597,526
Royal Dutch Shell PLC, Sponsored ADR	49,515	3,385,341
Royal Dutch Shell PLC, Class B, Sponsored ADR	39,990	2,840,890
Suncor Energy, Inc.	36,278	1,528,755
Total SA, Sponsored ADR	58,380	3,809,295
TransCanada Corp.	23,150	1,040,593
Ultrapar Participacoes SA, Sponsored ADR	21,770	239,035
		25,658,011

PERSONAL PRODUCTS (3.4%)
Unilever N.V., Sponsored NY Shares	47,430	2,725,328
Unilever PLC, Sponsored ADR	38,364	2,187,131
		4,912,459

PROFESSIONAL SERVICES (1.1%)
RELX N.V., Sponsored ADR	35,745	780,313
RELX PLC, Sponsored ADR	38,858	852,933
		1,633,246

ROAD & RAIL (1.6%)
Canadian National Railway Co.	17,640	1,572,606
Canadian Pacific Railway Ltd.	4,062	805,657
		2,378,263

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.7%)
ASML Holding N.V., Sponsored NY Shares	9,427	2,017,378
STMicroelectronics N.V., Sponsored NY Shares	14,260	307,588
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	146,168	6,023,584
		8,348,550

SOFTWARE (2.3%)
Open Text Corp.	11,450	425,940
SAP AG, Sponsored ADR	24,650	2,860,386
		3,286,326

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.0%)
ASE Industrial Holding Co. Ltd., ADR(a)	55,075	273,172
BlackBerry Ltd.(a)	12,850	126,059
CANON, Inc., Sponsored ADR	30,290	981,093
		1,380,324

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	11,880	304,722

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (3.6%)
America Movil SA, Sponsored ADR	50,320	$860,975
China Mobile Ltd., Sponsored ADR	46,280	2,102,500
Rogers Communications, Inc., Class B	12,750	648,593
SK Telecom Co. Ltd., Sponsored ADR	10,340	256,329
Vodafone Group PLC, Sponsored ADR	58,109	1,426,576
		5,294,973

TOTAL COMMON STOCKS (COST $131,793,793)		144,118,978

MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 1.76%(b)	1,179,196	1,179,196

TOTAL MONEY MARKET FUND (COST $1,179,196)		1,179,196

TOTAL INVESTMENTS (COST $132,972,989) 99.9%		145,298,174

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		85,434

NET ASSETS 100.0%		$145,383,608

(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of July 31, 2018.

ADR—American Depositary Receipt
PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (59.9%)
AEROSPACE & DEFENSE (1.8%)
Alcoa, Inc., 5.87%, 2/23/22	$2,000,000	$2,065,000
United Technologies Corp., 3.10%, 6/1/22	1,000,000	989,390
		3,054,390

AIR FREIGHT & LOGISTICS (0.6%)
FedEx Corp., 4.00%, 1/15/24	1,000,000	1,015,250

BANKS (7.6%)
Bank of America Corp., 5.63%, 7/1/20	1,500,000	1,567,263
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,179,419
HSBC Bank USA, NA, 4.88%, 8/24/20	2,000,000	2,058,300
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,059,514
KeyCorp, 5.10%, 3/24/21	2,000,000	2,083,350
Manufacturers & Traders Trust Co., 2.65% (US0003M + 64 bps), 12/1/21, (Callable 9/6/18 @ 100)(a)	1,150,000	1,148,772
US Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,372,471
		12,469,089

BEVERAGES (2.1%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,439,830

BIOTECHNOLOGY (4.6%)
Abbvie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,476,504
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,060,413
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	987,353
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,029,719
		7,553,989

CAPITAL MARKETS (2.7%)
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,283,038
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,637,801
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,581,505
		4,502,344

CHEMICALS (5.0%)
Dow Chemical Co., 4.25%, 11/15/20, (Callable 8/15/20 @ 100)	3,000,000	3,059,355
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,012,864
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	2,000,000	2,049,147
Ecolab, Inc., 4.35%, 12/8/21	2,000,000	2,067,157
		8,188,523

COMMUNICATIONS EQUIPMENT (0.3%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	511,696

CONSUMER FINANCE (3.0%)
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,062,958
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	1,993,300
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	985,128
		5,041,386

DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	416,227

DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
AT&T, Inc., 4.45%, 5/15/21	1,500,000	1,536,877
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,056,632
		3,593,509

ELECTRIC UTILITIES (2.1%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,172,770
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,521,650
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	796,080
		3,490,500

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.1%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	995,476

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Tyco Electronics Group SA, 4.88%, 1/15/21	$750,000	$775,164
		1,770,640

FOOD & STAPLES RETAILING (1.4%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,001,480
Walgreen Co., 5.25%, 1/15/19	260,000	262,727
Wal-Mart Stores, Inc., 4.25%, 4/15/21	1,000,000	1,031,651
		2,295,858

FOOD PRODUCTS (5.5%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,511,954
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	2,000,000	1,991,488
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,522,042
JM Smucker Co. (The), 3.50%, 10/15/21	500,000	501,237
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,551,000
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,062,907
		9,140,628

HEALTH CARE PROVIDERS & SERVICES (0.6%)
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,006,216

HOTELS, RESTAURANTS & LEISURE (0.6%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	977,436

HOUSEHOLD DURABLES (0.6%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	988,792

INDUSTRIAL CONGLOMERATES (1.9%)
General Electric Capital Corp., 4.38%, 9/16/20	1,000,000	1,023,991
Honeywell International Inc., 4.25%, 3/1/21	2,000,000	2,056,962
		3,080,953

INSURANCE (2.5%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,017,632
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,036,118
Prudential Financial, Inc., 5.87% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,130,400
		4,184,150

IT SERVICES (0.6%)
Visa, Inc., 3.15%, 12/14/25, (Callable 9/14/25 @ 100)	1,000,000	972,524

MACHINERY (0.6%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,021,856

MORTGAGE -BACKED SECURITIES - FINANCIAL SERVICES (0.3%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 9/25/19 @ 100)(a)	423,078	435,630

OIL, GAS & CONSUMABLE FUELS (2.6%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	714,353
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	1,000,000	1,076,941
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,490,584
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	994,209
		4,276,087

PHARMACEUTICALS (0.5%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	865,019

ROAD & RAIL (1.2%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,062,492

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,026,588

SOFTWARE (2.1%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	1,926,323

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Principal Amount	Value
Oracle Corp., 5.00%, 7/8/19	$1,500,000	$1,532,786
		3,459,109

SPECIALTY RETAIL (2.5%)
Lowe's Companies, Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,020,184
The Home Depot, Inc., 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,036,509
The Home Depot, Inc., 4.40%, 4/1/21, (Callable 1/1/21 @ 100)	1,000,000	1,034,898
		4,091,591

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.6%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,011,021

TOTAL CORPORATE BONDS (COST $101,017,411)		98,943,323

MUNICIPAL BONDS (2.2%)
Brainerd Independent School District No 181, GO, 5.00%, 2/1/23, (Callable 2/1/19 @ 100)	225,000	226,613
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.72%, 5/1/30, (Callable 5/1/20 @ 100)	1,500,000	1,564,155
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	450,000	464,697
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	156,377
Port Authority of New York & New Jersey Revenue, 6.40%, 3/15/27, (Callable 9/15/18 @ 100)	150,000	150,747
The City of New York, GO, 5.68%, 10/1/34, (Callable 10/1/19 @ 100)	1,000,000	1,029,740
The University of Texas System Revenue, 6.28%, 8/15/41, (Callable 8/15/19 @ 100)	125,000	129,035

TOTAL MUNICIPAL BONDS (COST $3,786,830)		3,721,364

U.S. GOVERNMENT AGENCIES (12.6%)
Federal Farm Credit Bank
1.08%, 8/15/19	1,000,000	984,664
2.96%, 11/17/25	1,000,000	967,789
3.53%, 5/14/25	500,000	495,093
		2,447,546
Federal Home Loan Bank
1.50%, 5/23/22(a)(b)	1,000,000	997,120
1.62%, 6/29/22(a)	1,000,000	978,676
1.75%, 12/14/18	1,000,000	998,479
1.95%, 9/13/22(a)	1,000,000	998,892
2.24%, 11/29/22	1,000,000	969,770
2.25%, 3/29/23(a)	2,000,000	1,965,265
3.00%, 3/29/23	1,000,000	988,666
3.50%, 7/29/21	2,000,000	2,033,594
		9,930,462
Federal Home Loan Mortgage Corp.
1.50%, 7/27/21(a)	500,000	489,862
2.00%, 8/17/21(a)(b)	1,000,000	970,971
2.00%, 12/29/22(a)	1,000,000	986,534
2.25%, 2/28/22	1,000,000	972,357
2.50%, 1/30/23	500,000	489,320
2.50%, 3/29/22(a)(b)	1,000,000	984,001
3.75%, 3/27/19	1,500,000	1,513,883
		6,406,928
Federal National Mortgage Association
1.51%, 9/30/21	1,000,000	954,610
1.53%, 4/12/22	1,000,000	941,978
		1,896,588

TOTAL U.S. GOVERNMENT AGENCIES (COST $21,062,031)		20,681,524

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (2.9%)
Federal Home Loan Mortgage Corp.
1.25%, 2/26/21(a)	500,000	489,816
3.54% (US0012M + 179 bps), 10/1/37(a)	77,805	81,554
4.00%, 12/15/25	2,500,000	2,547,116
4.13% (H15T1Y + 225 bps), 5/1/36(a)	66,602	70,054
5.00%, 11/1/37	17,566	18,324

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Shares or Principal Amount	Value
6.00%, 3/1/38	$40,148	$43,700
		3,250,564
Federal National Mortgage Association
2.48% (US0001M + 42 bps), 11/25/36(a)	95,126	95,472
3.78% (US0012M + 204 bps), 10/1/36(a)	18,350	18,377
4.25% (H15T1Y + 213 bps), 7/1/36(a)	28,882	28,959
4.44% (US0012M + 182 bps), 5/1/36(a)	121,218	127,761
5.00%, 1/1/35	35,352	36,952
5.50%, 9/1/36	10,593	10,518
6.00%, 6/1/36	228,923	242,215
6.00%, 9/1/36	84,991	90,370
6.00%, 5/1/37	33,330	35,489
		686,113
Government National Mortgage Association
3.37% (H15T1Y + 150 bps), 1/20/39(a)	10,394	10,418
4.25%, 10/20/38	132,802	134,565
4.50%, 8/20/38	122,055	124,396
4.50%, 5/20/39	190,040	192,369
4.50%, 6/15/40	207,684	219,453
5.00%, 5/20/40	100,719	105,753
5.50%, 12/20/38	15,813	16,359
6.00%, 6/15/37	47,341	51,349
6.00%, 10/15/37	43,458	47,137
6.50%, 10/20/38	7,478	7,746
		909,545

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $4,723,740)		4,846,222

U.S. TREASURY OBLIGATIONS (16.7%)
U.S. Treasury Notes
0.38%, 1/15/27	1,041,520	1,000,546
1.38%, 2/28/19	3,000,000	2,984,531
1.50%, 12/31/18	2,500,000	2,492,773
1.63%, 11/15/22	4,150,000	3,948,984
2.00%, 11/30/20	2,500,000	2,459,375
2.00%, 11/15/21	5,000,000	4,876,563
2.00%, 2/15/22	7,000,000	6,812,148
3.13%, 5/15/19	3,000,000	3,017,227

TOTAL U.S. TREASURY OBLIGATIONS (COST $28,116,946)		27,592,147

PREFERRED STOCKS (1.3%)
BANKS (0.2%)
JPMorgan Chase & Co. - Preferred	15,000	399,900

COMMERCIAL SERVICES & SUPPLIES (0.2%)
Pitney Bowes, Inc. - Preferred	15,000	369,000

EQUITY REAL ESTATE INVESTMENT TRUSTS (0.2%)
Public Storage - Preferred	15,000	374,700

INSURANCE (0.3%)
Torchmark Corp. - Preferred	15,000	392,250

INTERNET SOFTWARE & SERVICES (0.2%)
eBay, Inc. - Preferred	15,000	393,000

MACHINERY (0.2%)
Stanley Black & Decker, Inc. - Preferred	15,000	380,550

TOTAL PREFERRED STOCKS (COST $2,362,372)		2,309,400

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND (3.7%)
Federated Government Obligations Fund, Institutional Shares, 1.76% (a)	6,098,788	$6,098,788

TOTAL MONEY MARKET FUND (COST $6,098,788)		6,098,788

TOTAL INVESTMENTS (COST $167,168,118) 99.3%		164,192,768

OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		1,222,656

NET ASSETS 100.0%		$165,415,424

(a)	Variable rate security. Interest rate shown reflects the rate in effect at July 31, 2018. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Step bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of July 31, 2018.

bps—Basis Points

GO—General Obligation

H15T1Y—1 Year Treasury Constant Maturity Rate

LIBOR-London Interbank Offered Rate

LLC—Limited Liability Company

LP—Limited Partnership

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

US0012M—12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.5%)
AEROSPACE & DEFENSE (4.3%)
Raytheon Co.	36,836	$7,294,633
The Boeing Co.	17,201	6,128,716
		13,423,349

AUTO COMPONENTS (1.5%)
Magna International, Inc., Class A, ADR	79,306	4,820,219

AUTOMOBILES (3.0%)
Honda Motor Co. Ltd., Sponsored ADR	139,010	4,262,047
Toyota Motor Corp., Sponsored ADR	38,575	5,085,728
		9,347,775

BANKS (9.9%)
Bank of Nova Scotia	70,754	4,192,175
Canadian Imperial Bank of Commerce	55,922	5,101,764
Huntington Bancshares, Inc.	286,880	4,429,427
Mizuho Financial Group, Inc., Sponsored ADR	873,992	3,006,532
People's United Financial, Inc.	185,987	3,390,543
Royal Bank of Canada	60,171	4,691,533
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	774,659	6,174,032
		30,986,006

BEVERAGES (2.1%)
PepsiCo, Inc.	55,867	6,424,705

BIOTECHNOLOGY (2.8%)
AbbVie, Inc.	44,855	4,136,977
Grifols SA, Sponsored ADR	228,180	4,741,580
		8,878,557

DISTRIBUTORS (1.2%)
Genuine Parts Co.	39,561	3,849,681

DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)
BCE, Inc.	79,561	3,375,773
TELUS Corp.	117,625	4,292,136
		7,667,909

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.4%)
TE Connectivity Ltd.	46,200	4,322,934

EQUITY REAL ESTATE INVESTMENT TRUSTS (3.0%)
EPR Properties	44,317	2,946,637
Extra Space Storage, Inc.	39,800	3,740,006
LTC Properties, Inc.	63,230	2,666,409
		9,353,052

FOOD PRODUCTS (1.0%)
General Mills, Inc.	64,441	2,968,152

HEALTH CARE EQUIPMENT & SUPPLIES (5.9%)
Medtronic PLC	66,624	6,011,484
ResMed, Inc.	54,640	5,779,819
Smith & Nephew PLC, Sponsored ADR	186,601	6,551,561
		18,342,864

HEALTH CARE PROVIDERS & SERVICES (4.6%)
Encompass Health Corp.	93,988	7,108,312
Quest Diagnostics, Inc.	66,501	7,163,488
		14,271,800

HOTELS, RESTAURANTS & LEISURE (4.4%)
Carnival PLC, Sponsored ADR	43,005	2,532,135
Dunkin' Brands Group, Inc.	58,880	4,099,814
McDonald's Corp.	45,110	7,106,629
		13,738,578

HOUSEHOLD DURABLES (2.0%)
Leggett & Platt, Inc.	74,290	3,236,815
Newell Rubbermaid, Inc.	114,210	2,991,160
		6,227,975

HOUSEHOLD PRODUCTS (1.4%)
Clorox Co.	13,711	1,853,316
Procter & Gamble Co.	32,418	2,621,968
		4,475,284

INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS (1.0%)
Empresa Nacional de Electricidad SA, Sponsored ADR	154,310	3,268,286

INDUSTRIAL CONGLOMERATES (1.9%)
3M Co.	27,979	5,940,501

INSURANCE (3.7%)
Aegon N.V., Sponsored NY Shares	1,056,994	6,923,311
Principal Financial Group, Inc.	79,520	4,618,521
		11,541,832

INTERNET SOFTWARE & SERVICES (1.4%)
J2 Global, Inc.	53,220	4,515,185

IT SERVICES (5.9%)
Accenture PLC, Class A	39,790	6,339,741
Automatic Data Processing, Inc.	55,187	7,449,693
Sabre Corp.	194,110	4,778,988
		18,568,422

MACHINERY (1.4%)
Snap-on, Inc.	26,580	4,507,702

MEDIA (0.8%)
WPP PLC, Sponsored ADR	32,779	2,567,907

METALS & MINING (3.1%)
Rio Tinto PLC, Sponsored ADR	87,000	4,828,500
Ternium SA, Sponsored ADR	138,366	5,015,768
		9,844,268

MULTI-UTILITIES (1.8%)
National Grid PLC, Sponsored ADR	52,377	2,832,548
WEC Energy Group	42,958	2,851,123
		5,683,671

OIL, GAS & CONSUMABLE FUELS (7.3%)
China Petroleum & Chemical Corp., Sponsored ADR	54,320	5,208,202
Exxon Mobil Corp.	78,150	6,370,006
Pembina Pipeline Corp.	141,991	5,093,217
Valero Energy Corp.	53,365	6,315,748
		22,987,173

PERSONAL PRODUCTS (2.4%)
Unilever N.V., Sponsored NY Shares	128,141	7,362,982

PROFESSIONAL SERVICES (1.8%)
RELX PLC, Sponsored ADR	261,085	5,730,816

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.8%)
Analog Devices, Inc.	54,213	5,212,038
Intel Corp.	135,205	6,503,361
KLA-Tencor Corp.	45,372	5,327,580
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	167,929	6,920,354
Texas Instruments, Inc.	59,870	6,664,728
		30,628,061

SOFTWARE (3.4%)
Microsoft Corp.	99,283	10,531,941

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.9%)
CANON, Inc., Sponsored ADR	182,000	$5,894,980

TOTAL COMMON STOCKS (COST $261,777,706)		308,672,567

MONEY MARKET FUND (1.4%)
Federated Government Obligations Fund, Institutional Shares, 1.76%(a)	4,533,968	4,533,968

TOTAL MONEY MARKET FUND (COST $4,533,968)		4,533,968

TOTAL INVESTMENTS (COST $266,311,674) 99.9%		313,206,535

OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		247,870

NET ASSETS 100.0%		$313,454,405

(a)	Variable rate money market investment. The rate shown represents the rate as of July 31, 2018.

ADR—American Depositary Receipt
PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (101.7%)
AEROSPACE & DEFENSE (5.1%)
General Dynamics Corp.	1,100	$219,736
Lockheed Martin Corp.	900	293,490
Raytheon Co.	1,200	237,636
The Boeing Co.	1,000	356,300
United Technologies Corp.	1,700	230,758
		1,337,920

AIR FREIGHT & LOGISTICS (1.9%)
FedEx Corp.	900	221,283
United Parcel Service, Inc., Class B	2,300	275,747
		497,030

AUTOMOBILES (1.0%)
Ford Motor Co.	11,700	117,468
General Motors Co.	3,900	147,849
		265,317

BANKS (7.9%)
Bank of America Corp.	14,500	447,760
Citigroup, Inc.	4,600	330,694
JPMorgan Chase & Co.	5,900	678,205
U.S. Bancorp	5,000	265,050
Wells Fargo & Co.	6,400	366,656
		2,088,365

BEVERAGES (3.4%)
Coca-Cola Co. (The)	10,200	475,626
PepsiCo, Inc.	3,600	414,000
		889,626

BIOTECHNOLOGY (3.7%)
AbbVie, Inc.	2,600	239,798
Amgen, Inc.	1,500	294,825
Biogen Idec, Inc.(a)	300	100,311
Celgene Corp.(a)	1,700	153,153
Gilead Sciences, Inc.	2,400	186,792
		974,879

CAPITAL MARKETS (3.1%)
Bank of New York Mellon Corp.	3,600	192,492
BlackRock, Inc., Class A	400	201,104
Goldman Sachs Group, Inc.	900	213,687
Morgan Stanley	4,400	222,464
		829,747

CHEMICALS (1.3%)
DowDuPont, Inc.	5,000	343,850

COMMUNICATIONS EQUIPMENT (1.7%)
Cisco Systems, Inc.	10,400	439,816

CONSUMER FINANCE (1.5%)
American Express Co.	2,400	238,848
Capital One Financial Corp.	1,800	169,776
		408,624

DIVERSIFIED FINANCIAL SERVICES (2.5%)
Berkshire Hathaway, Inc., Class B(a)	3,300	652,971

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Verizon Communications, Inc.	6,500	335,660

ELECTRIC UTILITIES (4.5%)
Duke Energy Corp.	7,100	579,502
Exelon Corp.	3,500	148,750
NextEra Energy, Inc.	1,800	301,572
Southern Co.	3,500	170,100
		1,199,924

ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co.	3,200	231,296

ENERGY EQUIPMENT & SERVICES (1.5%)
Halliburton Co.	4,300	182,406
Schlumberger Ltd.	3,200	216,064
		398,470

EQUITY REAL ESTATE INVESTMENT TRUSTS (1.0%)
Simon Property Group, Inc.	1,500	264,315

FOOD & STAPLES RETAILING (3.1%)
Costco Wholesale Corp.	1,200	262,452
CVS Health Corp.	2,200	142,692
Walgreens Boots Alliance, Inc.	2,300	155,526
Wal-Mart Stores, Inc.	2,800	249,844
		810,514

FOOD PRODUCTS (1.1%)
Mondelez International, Inc., Class A	4,200	182,196
The Kraft Heinz Co.	2,000	120,500
		302,696

HEALTH CARE EQUIPMENT & SUPPLIES (3.5%)
Abbott Laboratories	5,000	327,700
Danaher Corp.	2,300	235,934
Medtronic PLC	4,100	369,943
		933,577

HOTELS, RESTAURANTS & LEISURE (1.7%)
McDonald's Corp.	1,700	267,818
Starbucks Corp.	3,400	178,126
		445,944

HOUSEHOLD PRODUCTS (2.0%)
Colgate-Palmolive Co.	3,000	201,030
Procter & Gamble Co.	4,100	331,608
		532,638

INDUSTRIAL CONGLOMERATES (2.9%)
3M Co.	1,700	360,944
Honeywell International, Inc.	2,600	415,090
		776,034

INSURANCE (1.9%)
American International Group, Inc.	3,200	176,672
MetLife, Inc.	3,200	146,368
The Allstate Corp.	1,900	180,728
		503,768

INTERNET & DIRECT MARKETING RETAIL (0.8%)
Booking Holdings, Inc.(a)	100	202,872

INTERNET SOFTWARE & SERVICES (6.4%)
Alphabet, Inc., Class A†(a)	400	490,888
Alphabet, Inc., Class C(a)	500	608,630
Facebook, Inc.(a)	3,400	586,772
		1,686,290

IT SERVICES (6.8%)
Accenture PLC, Class A	1,700	270,861
International Business Machines Corp.	1,600	231,888
Mastercard, Inc., Class A	2,400	475,200
PayPal Holdings, Inc.(a)	2,900	238,206
Visa, Inc., Class A	4,300	587,982
		1,804,137

MACHINERY (0.9%)
Caterpillar, Inc.	1,600	230,080

MEDIA (2.8%)
Charter Communications, Inc., Class A(a)	1,300	395,954
The Walt Disney Co.	3,100	352,036
		747,990

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD COVERED CALL INCOME FUND

	Shares	Value
MULTILINE RETAIL (0.7%)
Target Corp.	2,300	$185,564

OIL, GAS & CONSUMABLE FUELS (5.1%)
Chevron Corp.	3,100	391,437
ConocoPhillips	2,500	180,425
Exxon Mobil Corp.	5,700	464,607
Kinder Morgan, Inc.†	6,300	112,014
Occidental Petroleum Corp.	2,300	193,039
		1,341,522

PHARMACEUTICALS (1.8%)
Allergan PLC	800	147,272
Eli Lilly & Co.	3,300	326,073
		473,345

ROAD & RAIL (1.0%)
Union Pacific Corp.	1,800	269,802

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Intel Corp.	6,700	322,270
NVIDIA Corp.	1,000	244,860
QUALCOMM, Inc.	2,700	173,043
Texas Instruments, Inc.	3,200	356,224
		1,096,397

SOFTWARE (5.4%)
Microsoft Corp.	10,600	1,124,448
Oracle Corp.	6,200	295,616
		1,420,064

SPECIALTY RETAIL (2.5%)
Home Depot, Inc.	2,400	474,048
Lowe's Companies, Inc.	1,800	178,812
		652,860

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.0%)
Apple Computer, Inc.†	5,600	1,065,624

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Nike, Inc., Class B	3,000	230,730

TOTAL COMMON STOCKS (COST $26,991,542)		26,870,258

MONEY MARKET FUND (1.0%)
Federated Government Obligations Fund, Institutional Shares, 1.76%(b)	258,394	258,394

TOTAL MONEY MARKET FUND (COST $258,394)		258,394

TOTAL INVESTMENTS (COST $27,249,936) 102.7%		27,128,652

WRITTEN CALL OPTIONS -2.3% (PREMIUMS RECEIVED $442,209)		(597,027)

LIABILITIES IN EXCESS OF OTHER ASSETS -0.4%		(109,147)

NET ASSETS 100.0%		$26,422,478

Securities in this fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	Variable rate money market investment. The rate shown represents the rate as of July 31, 2018.

PLC—Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of July 31, 2018 were as follows:

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	16	$(336,000)	$210.00	8/20/18	$(7,200)
Abbott Laboratories	Call	47	(282,000)	60.00	8/20/18	(26,884)
AbbVie, Inc.	Call	25	(243,750)	97.50	8/20/18	(850)
Accenture PLC	Call	15	(240,000)	160.00	8/20/18	(3,075)
Allergan PLC	Call	8	(148,000)	185.00	8/20/18	(2,880)
Alphabet, Inc.	Call	5	(570,000)	1,140.00	8/20/18	(43,250)
American Express Co.	Call	23	(241,500)	105.00	10/22/18	(3,243)
American International Group, Inc.	Call	31	(170,500)	55.00	8/20/18	(4,030)
Amgen, Inc.	Call	15	(292,500)	195.00	9/24/18	(8,925)
Bank of America Corp.	Call	145	(464,000)	32.00	8/20/18	(2,030)
Bank of New York Mellon Corp.	Call	35	(210,000)	60.00	9/24/18	(210)
Berkshire Hathaway, Inc.	Call	33	(660,000)	200.00	9/24/18	(12,870)
Biogen Idec, Inc.	Call	3	(111,000)	370.00	9/24/18	(1,020)
BlackRock, Inc.	Call	3	(156,000)	520.00	8/20/18	(714)
Booking Holdings, Inc.	Call	1	(220,000)	2,200.00	8/20/18	(1,570)
Capital One Financial Corp.	Call	17	(170,000)	100.00	9/24/18	(1,309)
Caterpillar, Inc.	Call	16	(240,000)	150.00	10/22/18	(6,832)
Celgene Corp.	Call	16	(144,000)	90.00	9/24/18	(5,680)
Charter Communications, Inc.	Call	13	(422,500)	325.00	9/24/18	(7,670)
Chevron Corp.	Call	29	(391,500)	135.00	9/24/18	(1,363)
Cisco Systems, Inc.	Call	104	(468,000)	45.00	9/24/18	(5,200)
Citigroup, Inc.	Call	45	(315,000)	70.00	9/24/18	(13,725)
Coca-Cola Co. (The)	Call	102	(448,800)	44.00	9/24/18	(29,478)
Colgate-Palmolive Co.	Call	30	(202,500)	67.50	8/20/18	(2,400)
ConocoPhillips	Call	25	(187,500)	75.00	8/20/18	(1,225)
Costco Wholesale Corp.	Call	12	(264,000)	220.00	9/24/18	(5,940)
CVS Health Corp.	Call	21	(147,000)	70.00	8/20/18	(798)
Danaher Corp.	Call	17	(178,500)	105.00	9/24/18	(2,057)
DowDupont, Inc.	Call	46	(333,500)	72.50	9/24/18	(3,542)
Duke Energy Corp.	Call	71	(550,250)	77.50	10/22/18	(34,080)
Eli Lilly & Co.	Call	33	(330,000)	100.00	10/22/18	(9,141)
Emerson Electric Co.	Call	32	(240,000)	75.00	9/24/18	(2,880)
Exelon Corp.	Call	35	(150,500)	43.00	10/22/18	(2,765)
Exxon Mobil Corp.	Call	53	(437,250)	82.50	8/20/18	(2,491)
Facebook, Inc.	Call	34	(629,000)	185.00	9/24/18	(9,044)
FedEx Corp.	Call	9	(234,000)	260.00	10/22/18	(4,158)
Ford Motor Co.	Call	117	(138,879)	11.87	9/24/18	(468)
General Dynamics Corp.	Call	11	(214,500)	195.00	8/20/18	(6,996)
General Motors Co.	Call	39	(156,000)	40.00	9/24/18	(2,106)
Gilead Sciences, Inc.	Call	24	(204,000)	85.00	10/22/18	(2,328)
Goldman Sachs Group, Inc.	Call	9	(220,500)	245.00	8/20/18	(882)
Halliburton Co.	Call	43	(215,000)	50.00	9/24/18	(344)

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS

SCHEDULE OF PORTFOLIO INVESTMENTS - July 31, 2018 (Unaudited)

STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Home Depot, Inc.	Call	23	$(460,000)	$200.00	9/24/18	$(9,545)
Honeywell International, Inc.	Call	24	(360,000)	150.00	9/24/18	(24,480)
Intel Corp.	Call	61	(335,500)	55.00	9/24/18	(793)
International Business Machines Corp.	Call	14	(210,000)	150.00	10/22/18	(3,430)
JPMorgan Chase & Co.	Call	59	(678,500)	115.00	9/24/18	(19,175)
Lockheed Martin Corp.	Call	7	(227,500)	325.00	9/24/18	(5,908)
Lowe's Companies, Inc.	Call	18	(189,000)	105.00	10/22/18	(3,762)
Mastercard, Inc.	Call	24	(528,000)	220.00	9/24/18	(1,344)
McDonald's Corp.	Call	16	(264,000)	165.00	9/24/18	(1,536)
Medtronic PLC	Call	39	(351,000)	90.00	9/24/18	(10,413)
MetLife, Inc.	Call	32	(152,000)	47.50	10/22/18	(3,328)
Microsoft Corp.	Call	106	(1,166,000)	110.00	10/22/18	(27,984)
Mondelez International, Inc.	Call	41	(172,200)	42.00	9/24/18	(8,200)
Morgan Stanley	Call	44	(231,000)	52.50	10/22/18	(5,940)
NextEra Energy, Inc.	Call	18	(306,000)	170.00	8/20/18	(2,322)
Nike, Inc.	Call	30	(247,500)	82.50	10/22/18	(4,350)
NVIDIA Corp.	Call	10	(275,000)	275.00	8/20/18	(1,120)
Occidental Petroleum Corp.	Call	21	(173,250)	82.50	8/20/18	(5,985)
Oracle Corp.	Call	51	(234,600)	46.00	8/20/18	(10,455)
PayPal Holdings, Inc.	Call	29	(275,500)	95.00	10/22/18	(2,059)
PepsiCo, Inc.	Call	30	(315,000)	105.00	9/24/18	(30,300)
Procter & Gamble Co.	Call	41	(338,250)	82.50	9/24/18	(4,305)
QUALCOMM, Inc.	Call	27	(175,500)	65.00	9/24/18	(4,536)
Raytheon Co.	Call	12	(240,000)	200.00	8/20/18	(3,012)
Schlumberger Ltd.	Call	29	(203,000)	70.00	9/24/18	(3,016)
Simon Property Group, Inc.	Call	14	(245,000)	175.00	10/22/18	(7,490)
Southern Co.	Call	35	(161,000)	46.00	8/20/18	(9,485)
Starbucks Corp.	Call	34	(187,000)	55.00	10/22/18	(2,380)
Target Corp.	Call	23	(189,750)	82.50	9/24/18	(4,761)
Texas Instruments, Inc.	Call	32	(400,000)	125.00	10/22/18	(2,112)
The Allstate Corp.	Call	16	(156,000)	97.50	10/22/18	(2,832)
The Boeing Co.	Call	9	(342,000)	380.00	9/24/18	(2,565)
The Kraft Heinz Co.	Call	20	(135,000)	67.50	10/22/18	(800)
The Walt Disney Co.	Call	29	(319,000)	110.00	9/24/18	(17,197)
U.S. Bancorp	Call	50	(262,500)	52.50	8/20/18	(5,150)
Union Pacific Corp.	Call	18	(279,000)	155.00	9/24/18	(3,276)
United Parcel Service, Inc.	Call	23	(264,500)	115.00	10/22/18	(15,180)
United Technologies Corp.	Call	17	(221,000)	130.00	8/20/18	(10,455)
Verizon Communications, Inc.	Call	65	(341,250)	52.50	10/22/18	(7,280)
Visa, Inc.	Call	43	(602,000)	140.00	8/20/18	(3,655)
Walgreens Boots Alliance, Inc.	Call	20	(130,000)	65.00	10/22/18	(10,200)
Wal-Mart Stores, Inc.	Call	26	(234,000)	90.00	9/24/18	(5,434)
Wells Fargo & Co.	Call	64	(384,000)	60.00	10/22/18	(5,824)

Total (Premiums received $442,209)						$(597,027)

* Notional amount is expressed as the number of contracts multiplied by the exercise price multiplied by 100.

See notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

Steward Funds, Inc.

July 31, 2018 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a “Fund” and, collectively, the “Funds”) consists of six Funds – Steward Large Cap Enhanced Index Fund, Steward Small-Mid Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Global Equity Income Fund and Steward Covered Call Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (“NASDAQ”) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund’s designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value (“NAV”) per share. Written options are valued at the last sale price, if any, and otherwise at the most recent ask price. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds’ Board of Directors.

Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical securities and net asset values for money market funds.

Level 2 – Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

 For the period ended July 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table presents a summary of inputs used to value the Funds’ investments as of July 31, 2018:

	Investments in Securities
Fund Name	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$414,196,910	$–	$–	$414,196,910
Money Market Fund	5,087,453	–	–	5,087,453
Total Investments	$419,284,363	$–	$–	$419,284,363

Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$260,631,251	$–	$–	$260,631,251
Money Market Fund	2,591,169	–	–	2,591,169
Total Investments	$263,222,420	$–	$–	$263,222,420

Steward International Enhanced Index Fund
Security Type
Common Stocks*	$144,118,978	$–	$–	$144,118,978
Money Market Fund	1,179,196	–	–	1,179,196
Total Investments	$145,298,174	$–	$–	$145,298,174

Steward Select Bond Fund
Security Type
Corporate Bonds*	$–	$98,943,323	$–	$98,943,323
Municipal Bonds	–	3,721,364	–	3,721,364
U.S. Government Agencies	–	20,681,524	–	20,681,524
U.S. Government Agency Mortgage-Backed Obligations	–	4,846,222	–	4,846,222
U.S. Treasury Obligations	26,591,601	1,000,546	–	27,592,147
Preferred Stocks*	2,309,400	–	–	2,309,400
Money Market Fund	6,098,788	–	–	6,098,788
Total Investments	$34,999,789	$129,192,979	$–	$164,192,768

Steward Global Equity Income Fund
Security Type
Common Stocks*	$308,672,567	$–	$–	$308,672,567
Money Market Fund	4,533,968	–	–	4,533,968
Total Investments	$313,206,535	$–	$–	$313,206,535

Steward Covered Call Income Fund
Security Type
Common Stocks*	$26,870,258	$–	$–	$26,870,258
Money Market Fund	258,394	–	–	258,394
Total Investment Securities	$27,128,652	$–	$–	$27,128,652
Other Financial Instruments:^
Written Options Contracts	(597,027)	–	–	(597,027)
Total Investments	$26,531,625	$–	$–	$26,531,625

*Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and preferred stocks segregated by industry type.

^Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of July 31, 2018, from those used on April 30, 2018.

Securities Transactions and Investment Income: For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.

For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	STEWARD FUNDS, INC.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael L. Kern, III
Michael L. Kern, III, President and Treasurer

Date	August 27, 2018